UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road
Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Penn Series Funds, Inc.
600 Dresher Road
Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8208

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Large Cap Value Fund

	Number of	Value
	Shares	(000)

COMMON STOCKS — 96.6%

Agricultural Products — 1.9%
Archer-Daniels Midland Co.+	29,700	$730
Monsanto Co.	27,300	1,761
Potash Corp. of Saskatchewan, Inc.	19,500	1,706

		4,197

Banking — 5.9%
Bank of America Corp.+	51,040	2,251
Bank of New York Co., Inc.	98,680	2,867
Marshall & Ilsley Corp.	18,900	789
Mellon Financial Corp.	98,200	2,803
U.S. Bancorp	30,100	867
Wachovia Corp.+	35,400	1,802
Wells Fargo & Co.+	22,080	1,320

		12,699

Broadcast/Media — 3.0%
Clear Channel Communications, Inc.+	37,800	1,303
Comcast Corp.*+	122,000	4,075
Viacom, Inc.	32,900	1,146

		6,524

Chemicals — 3.9%
Dow Chemical Co.	8,000	399
Du Pont (E.I.) De Nemours and Co.+	96,200	4,929
Pall Corp.	7,900	214
Praxair, Inc.	62,600	2,996

		8,538

Computer Services & Software — 2.3%
EMC Corp.*	184,200	2,270
Microsoft Corp.	114,000	2,755

		5,025

Computers & Office Equipment — 2.5%
Apple Computer, Inc.*+	23,800	991
Hewlett-Packard Co.	63,800	1,400
Xerox Corp.*	203,400	3,082

		5,473

Consumer Products — 2.4%
Clorox Co.+	27,300	1,720
Newell Rubbermaid, Inc.+	57,700	1,265
NIKE, Inc.+	26,235	2,186

		5,171

Cosmetics & Toiletries — 2.0%
Gillette Co.	38,900	1,964
Kimberly-Clark Corp.	34,600	2,274

		4,238

Diversified Operations — 7.3%
Eaton Corp.	45,600	2,982
General Electric Co.	182,500	6,581
Honeywell International, Inc.	41,050	1,527
Illinois Tool Works, Inc.	10,800	967
Tyco International Ltd.+	108,410	3,665

		15,722

Electronic Components & Semiconductors — 0.7%
Solectron Corp.*	258,900	899
Texas Instruments, Inc.+	23,400	596

		1,495

Energy Resources & Services — 1.5%
Emerson Electric Co.	26,600	1,727
PG&E Corp.*	7,700	262
Progress Energy, Inc.+	29,500	1,238

		3,227

Entertainment & Leisure — 1.8%
The Walt Disney Co.+	135,530	3,894

Finance — 6.3%
Citigroup, Inc.	74,500	3,348
JPMorgan Chase & Co.	142,800	4,941
MBNA Corp.	39,300	965
Merrill Lynch & Co., Inc.	49,900	2,824
Goldman Sachs Group, Inc.	13,900	1,529

		13,607

Food & Beverages — 5.5%
Campbell Soup Co.	22,100	641
Diageo Plc ADR	10,100	575
Heinz (H.J.) Co.	41,550	1,531
Kellogg Co.	20,400	883
Kraft Foods, Inc.+	144,300	4,769
PepsiCo, Inc.	68,400	3,627

		12,026

Instruments — Controls — 1.1%
Parker Hannifin Corp.	38,700	2,358

Insurance — 3.0%
American International Group, Inc.+	47,110	2,610
CIGNA Corp.	26,500	2,366
Hartford Financial Services Group, Inc.	21,700	1,489

		6,465

Machinery & Heavy Equipment — 3.7%
Caterpillar, Inc.	21,600	1,975
Deere & Co.	89,500	6,008

		7,983

Medical Services & Equipment — 2.9%
Baxter International, Inc.	93,400	3,173
Cardinal Health, Inc.+	48,600	2,712
Guidant Corp.	5,600	414

		6,299

Metal Components & Products — 1.2%
Alcoa, Inc.	82,400	2,504

Metals & Mining — 2.1%
Barrick Gold Corp.	31,000	743
Newmont Mining Corp.	91,700	3,874

		4,617

Oil & Gas — 10.7%
Baker Hughes, Inc.+	67,400	2,999
El Paso Energy Corp.	41,400	438
Exxon Mobil Corp.	250,700	14,942
GlobalSantaFe Corp.	21,850	809
Schlumberger Ltd.	57,000	4,017

		23,205

Paper & Related Products — 2.1%
International Paper Co.	126,300	4,647

Pharmaceuticals — 9.5%
Bristol-Myers Squibb Co.+	58,100	1,479
GlaxoSmithKline Plc ADR	41,966	1,927
MedImmune, Inc.*	52,607	1,253
Merck & Co., Inc.	67,900	2,198
Novartis AG ADR	82,200	3,845
Pfizer, Inc.	124,360	3,267

Penn Series Funds, Inc. Schedule of Investments — march 31, 2005 (unaudited) Continued The Large Cap Value Fund

	Number of	Value
	Shares	(000)

Pharmaceuticals — (continued)
Schering-Plough Corp.	121,400	$2,203
Wyeth	103,900	4,383

		20,555

Printing & Publishing — 1.0%
Tribune Co.	54,500	2,173

Retail — 3.1%
CVS Corp.	34,000	1,790
Federated Department Stores, Inc.+	5,000	318
Kroger Co.*	178,300	2,858
Target Corp.	8,500	425
Wal-Mart Stores, Inc.+	28,200	1,413

		6,804

Services — Commercial — 0.0%
Fluor Corp.	1,900	105

Telecommunications — 4.7%
Motorola, Inc.	226,200	3,386
SBC Communications, Inc.	96,820	2,293
Sprint Corp.	27,900	635
Verizon Communications, Inc.	107,940	3,832

		10,146

Transportation & Related Services — 3.5%
Canadian National Railway Co.	34,000	2,152
CSX Corp.	26,600	1,108
Union Pacific Corp.	33,900	2,363
United Parcel Service, Inc.	27,000	1,964

		7,587

Waste Management — 1.0%
Waste Management, Inc.	73,200	2,112

TOTAL COMMON STOCKS (Cost $191,140)		209,396

SHORT-TERM INVESTMENTS — 3.5%

BlackRock Provident Institutional Funds- TempCash	3,823,896	3,824
BlackRock Provident Institutional Funds — TempFund	3,823,893	3,824

TOTAL SHORT-TERM INVESTMENTS (Cost $7,648)		7,648

TOTAL INVESTMENTS -— 100.1% (Cost $198,787) (a)		217,044

	Par	Value
	(000)	(000)

SECURITIES LENDING COLLATERAL — 15.5%

Banco Santander PR CD Var RT 2.720%, 04/07/05	2,655	$2,655
Chase Del TD 2.843%, 04/01/05	1,889	1,889
Countrywide CP 2.816%, 04/27/05	1,726	1,726
Eurphypo CD 2.780%, 04/18/05	1,787	1,787
Goldman Sachs FRN 2.955%, 04/01/05	4,636	4,636
Institutional Money Mkt. Trust 2.804%, 04/01/05	1,295	1,295
Lehman Bros. FRN 2.935%, 04/01/05	1,710	1,710
Liberty ST FDG ABCP 2.800%, 04/22/05	2,117	2,117
Merrill Lynch Master Note 2.975%, 04/01/05	156	156
Morgan Stanley FRN 2.820%, 04/01/05	1,415	1,415
Morgan Stanley FRN 2.840%, 04/01/05	1,147	1,147
Natexis FRN 2.920%, 04/01/05	3,178	3,178
Nordeutsche LNDESBK CP 2.805%, 04/18/05	3,674	3,674
Sedna Finance Corp FRN 2.780%, 04/15/05	2,108	2,108
Societe Generale TD 2.875%, 04/01/05	648	648
Thames ABCP 2.800%, 04/20/05	3,510	3,510

TOTAL SECURITIES LENDING COLLATERAL (Cost $33,651)		33,651

OTHER ASSETS IN EXCESS OF LIABILITES -— (15.6)%		(33,845)

NET ASSETS APPLICABLE TO 12,073,157 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$216,850

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$17.96

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Concluded)
The Large Cap Value Fund

*	Non-Income Producing Security

+	Security position is either entirely or partially on loan at March 31, 2005.

ADR-American Depository Receipt

ABCP-Asset Backed Commercial Paper

CD-Certificate of Deposit

CP-Commercial Paper

FRN-Floating Rate Note

TD-Time Deposit

(a) At March 31, 2005, the cost for Federal income tax purposes was $200,249,236. Net unrealized appreciation was $16,794,677. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,291,951 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,497,274.

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Small Cap Value Fund

	Number of	Value
	Shares	(000)

COMMON STOCKS — 85.0%

Advertising — 0.7%
Advo, Inc.	30,297	$1,135

Aerospace & Defense — 1.7%
Ducommun, Inc. *	30,524	610
EDO Corp.	25,081	754
MTC Technologies, Inc.*	40,923	1,330

		2,694

Agricultural Products — 1.0%
Agrium, Inc.	90,533	1,652

Automobiles & Related — 3.5%
American Axle & Manufacturing Holdings, Inc.	35,091	860
ArvinMeritor, Inc.	32,385	501
Commerical Vehicle Group, Inc.*	2,749	55
LoJack Corp.*	34,508	475
Tenneco Automotive, Inc.*	55,196	688
Wabash National Corp.*	129,108	3,150

		5,729

Banking — 10.3%
Alabama National BanCorporation	19,019	1,177
Alliance Bankshares Corp.*	14,400	222
Bancorp, Inc.*	48,826	684
Berkshire Hills Bancorp, Inc.	14,956	505
Brookline Bancorp, Inc.+	52,549	783
Cardinal Financial Corp.*	35,185	324
Central Pacific Financial Corp.	22,777	766
Citizens Banking Corp.	50,472	1,482
Fidelity Bankshares, Inc.	41,725	959
First Community Bancorp	15,048	667
First Oak Brook Bancshares, Inc.	10,749	315
IBERIABANK Corp.	17,255	971
IndyMac Bancorp, Inc.	31,190	1,060
Interchange Financial Services Corp.	8,082	139
Irwin Financial Corp	26,264	604
Main Street Banks, Inc.	25,642	679
Millenium Bankshares Corp.*	36,199	308
NetBank, Inc.	62,875	533
PFF Bancorp, Inc.	70,933	1,958
Placer Sierra Bancshares	21,424	492
Prosperity Bancshares, Inc.	12,100	320
Southcoast Financial Corp.*	883	21
Sterling Bancorp	14,551	353
Sun Bancorp, Inc.*	6,621	152
Texas United Bancshares, Inc.	14,322	258
United Community Banks, Inc.	23,430	556
West Coast Bancorp	3,229	77

		16,365

Broadcast/Media — 0.4%
Regent Communications, Inc.*	109,597	586

Building & Real Estate — 1.7%
Beazer Homes USA, Inc.	20,538	1,024
Modtech Holdings, Inc. *	19,462	165
Standard Pacific Corp.	15,134	1,093
WCI Communities, Inc.*	12,201	367

		2,649

Building Products & Supplies — 2.3%
ELKCorp	20,033	770
Hughes Supply, Inc.	25,875	770
Lennox International, Inc.	31,539	691
Texas Industries, Inc.	8,757	471
Universal Forest Products, Inc.	22,851	888

		3,590

Chemicals — 3.0%
Albemarle Corp.	36,695	1,334
Minerals Technologies, Inc.	19,277	1,268
Penford Corp.	23,425	381
Sensient Technologies Corp.	80,411	1,734

		4,717

Computer — Internet Services & Software — 1.9%
Autobytel, Inc.*	136,665	689
Citadel Security Software, Inc.*	100,375	112
E.piphnay, Inc.*	21,830	77
Lionbridge Technologies, Inc.*	248,790	1,416
The Ultimate Software Group, Inc.*	48,805	780

		3,074

Computer — Network Products & Services — 0.9%
Ariba, Inc.*	9,609	75
Insight Enterprises, Inc.*	63,506	1,115
OpNET Technologies, Inc.*	27,293	228

		1,418

Computer Services & Software — 1.7%
Hutchinson Technology, Inc.*	14,817	515
Mobility Electronics, Inc.*	73,239	512
MTS Systems Corp.	1,932	56
Take-Two Interactive Software, Inc.*	32,178	1,258
Viisage Technology, Inc.*	88,653	299

		2,640

Computers — 0.2%
Imation Corp.	9,863	343

Consumer Products — 1.1%
Fossil, Inc.*	17,261	447
Helen of Troy Ltd.*	31,012	849
Jarden Corp.*	8,279	380

		1,676

Cosmetics & Toiletries — 0.9%
Elizabeth Arden, Inc.*	62,893	1,493

Distribution Services — 0.2%
NuCo2, Inc.*	14,663	386

Diversified Operations — 1.4%
Actuant Corp.*	29,910	1,344
Harsco Corp.	1,999	119
Lydall, Inc.*	72,179	801

		2,264

Education — 0.7%
ITT Educational Services, Inc.*	23,700	1,149

Electronic Components — 0.2%
CyberOptics Corp.*	19,445	243

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
The Small Cap Value Fund

	Number of	Value
	Shares	(000)

Electronic Components & Semiconductors — 1.3%
Franklin Electric Co., Inc.	16,906	$638
Methode Electronics, Inc.	24,039	291
Power Integrations, Inc.*	1,583	33
Tessera Technologies, Inc.*	23,887	1,033

		1,995

Energy Resources & Services — 5.4%
Atmos Energy Corp.	24,405	659
Avista Corp.	17,995	315
Baldor Electric Co.	15,111	390
Central Vermont Public Service Corp.	6,900	155
Cleco Corp.	13,337	284
CMS Energy Corp.*	42,937	560
Comfort Systems USA, Inc.*	30,135	234
El Paso Electric Co.*	86,475	1,643
Graftech International Ltd.*	224,253	1,276
MGE Energy, Inc.	4,288	142
PNM Resources, Inc.	45,202	1,206
South Jersey Industries, Inc.	8,985	507
Southern Union Co.*	22,568	567
Westar Energy, Inc.	27,658	599

		8,537

Entertainment & Leisure — 1.3%
Atari, Inc.*	328,660	1,039
K2, Inc.*	76,888	1,057

		2,096

Environmental Instruments — 0.1%
TRC Cos., Inc.*	15,685	231

Finance — 5.5%
Accredited Home Lenders Holding Co.*	59,718	2,163
Affiliated Managers Group, Inc.*	18,208	1,129
Apollo Investment Corp.	42,838	719
BankUnited Financial Corp.	43,892	1,179
Financial Federal Corp.	33,828	1,196
First Niagara Financial Group, Inc.	100,038	1,322
Knight Trading Group, Inc.*	87,728	846
OptionsXpress Holdings, Inc.*	13,291	215

		8,769

Food & Beverages — 0.7%
American Italian Pasta Co.+	22,068	605
Hain Celestial Group, Inc.*	28,294	527

		1,132

Healthcare — 1.2%
Omega Healthcare Investors, Inc.	41,079	451
PAREXEL International Corp.*	18,256	429
Psychiatric Solutions, Inc.*	8,423	387
United Surgical Partners International, Inc.*	13,559	621

		1,888

Home Furnishings — Housewares — 0.5%
Oneida Ltd.*+	66,583	166
Select Comfort Corp.*	31,489	644

		810

Hotels & Gaming — 0.5%
Argosy Gaming Co.*	4,077	187
Aztar Corp.*	18,474	528

		715

Human Resources — 0.3%
Medical Staffing Network Holdings, Inc.*	76,453	505

Industrial — 0.4%
Infrasource Services, Inc.*	32,436	389
Tennant Co.	5,039	195

		584

Insurance — 4.1%
Aspen Insurance Holdings, Ltd.	18,668	471
Donegal Group, Inc.	17,112	311
Hub International Ltd.	7,250	140
The Navigators Group, Inc.*	16,288	540
NYMAGIC, Inc.	13,023	309
ProAssurance Corp.*	27,957	1,104
ProCentury Corp.	53,094	557
PXRE Group Ltd.	32,194	826
RLI Corp.	28,643	1,187
StanCorp Financial Group, Inc.	12,159	1,031

		6,476

Machinery & Heavy Equipment — 1.1%
Applied Industrial Technologies, Inc.	11,472	312
Maverick Tube Corp.*	20,763	675
Terex Corp.*	16,029	694

		1,681

Manufacturing — 1.1%
Hydril Co.*	9,003	526
Jacuzzi Brands, Inc.*	97,249	949
Lindsay Manufacturing Co.	13,997	267

		1,742

Medical Instruments & Devices — 0.6%
Abaxis, Inc.	28,305	250
Conceptus, Inc.*	89,574	699

		949

Medical Services & Equipment — 0.9%
NDC Health Corp.	47,026	751
Radiologix, Inc.*	149,922	643

		1,394

Medical Supplies & Equipment — 0.4%
PSS World Medical, Inc.*	56,533	643

Metal Components & Products — 2.3%
Commercial Metals Co.	46,912	1,590
Mueller Industries, Inc.	48,457	1,364
Oregon Steel Mills, Inc.*	30,582	703

		3,657

Metals & Mining — 0.3%
Schnitzer Steel Industries, Inc.	12,358	417

Oil & Gas — 7.7%
AGL Resources, Inc.	34,684	1,211
Energen Corp.	9,967	664
Frontier Oil Corp	37,492	1,359
Northwest Natural Gas Co.	36,017	1,303
Parallel Petroleum Corp.*	39,425	290
Petroleum Development Corp.*	7,007	264
Piedmont Natural Gas, Inc.	11,183	258
Range Resources Corp.	135,744	3,171
WGL Holdings, Inc.	13,153	407
W-H Energy Services, Inc.*	7,853	188
Whiting Petroleum Corp.*	68,356	2,787
Willbros Group	19,356	391

		12,293

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
The Small Cap Value Fund

	Number of	Value
	Shares	(000)

Paper & Related Products — 1.5%
Caraustar Industries, Inc.*	171,525	$2,213
Wausau-Mosinee Paper Corp.	10,892	154

		2,367

Pharmaceuticals — 1.1%
Cell Therapeutics, Inc.*	77,961	280
Renovis, Inc.*+	47,383	382
Thermogenesis Corp.*	106,574	533
United Therapeutics Corp.*	12,504	571

		1,766

Printing & Publishing — 0.4%
Journal Register Co.*	40,774	681

Restaurants — 0.9%
Buca, Inc.*	83,056	522
California Pizza Kitchen, Inc.*	25,260	592
Total Entertainment Restaurant Corp.*	24,895	284

		1,398

Retail — 3.9%
Aaron Rents, Inc.	71,802	1,436
Big Lots, Inc.*	26,805	322
Brookstone, Inc.*	58,718	952
Dress Barn, Inc.*	17,254	314
Gymboree Corp.*	101,641	1,275
School Specialty, Inc.*	13,806	541
Sharper Image Corp.*	32,241	536
Zale Corp.*	26,832	797

		6,173

Services — Commercial — 0.6%
LECG Corp.*	17,780	348
PRG-Schultz International, Inc.*	132,694	665

		1,013

Telecommunications — 3.1%
Alaska Communications Systems Group, Inc.	39,409	396
Cincinnati Bell, Inc.*	127,863	543
Ditech Communications Corp.*	98,231	1,225
Iowa Telecommunications Services, Inc.	17,629	344
Valor Communications Group, Inc.	27,699	401
West Corp.*	63,659	2,037

		4,946

Textiles & Apparel — 1.0%
Kellwood Co.	28,445	819
K-Swiss, Inc.	22,046	728

		1,547

Transportation & Related Services — 2.7%
AirTran Holdings, Inc.*+	114,838	1,039
Dryships, Inc.*	6,982	136
Forward Air Corp.	3,637	155
Frontier Airlines, Inc.*	24,978	262
Heartland Express, Inc.	31,056	595
OMI Corp.	63,183	1,210
SCS Transportation, Inc.*	46,921	872

		4,269

Waste Management — 0.3%
Waste Connections, Inc.*	15,884	552

Wholesale Distributor — 0.0%
Scansource, Inc.*	519	27

TOTAL COMMON STOCKS (Cost $124,416)		$135,056

REAL ESTATE INVESTMENT TRUSTS — 9.6%

Apartments — 0.6%
American Campus Communities	7,337	154
Gables Residential Trust	11,217	374
Post Properties, Inc.	12,301	382

		910

Automobiles & Related — 0.8%
Capital Automotive Trust	39,545	1,310

Diversified — 1.6%
Correctional Properties Trust	36,736	928
Entertainment Properties Trust	15,470	641
Lexington Corporate Properties Trust	43,517	955

		2,524

Finance — 1.3%
MFA Mortgage Investments, Inc.	87,087	663
RAIT Investment Trust	50,091	1,343

		2,006

Hotels & Resorts — 0.6%
Hersha Hospitality Trust	13,528	135
Lasalle Hotel Properties	25,662	745

		880

Local Retail — 0.3%
Acadia Realty Trust	30,922	497

Office Equipment & Services — 0.1%
Corporate Office Properties	5,676	150

Office Property — 2.6%
AmeriVest Properties, Inc.	23,422	121
BioMed Realty Trust, Inc.	25,143	518
Brandywine Realty Trust	30,759	873
Parkway Properties, Inc.	28,864	1,348
Prentiss Properties Trust	32,080	1,096
Spirit Finance Corp.*	16,645	181

		4,137

Regional Malls — 1.1%
Agree Realty Corp.	22,069	595
Commercial Net Lease Realty	62,623	1,155

		1,750

Residential Construction — 0.4%
Affordable Residential Communities	18,741	237
Town & Country Trust	13,988	370

		607

Storage — 0.2%
U-Store-It Trust	22,924	399

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,796)		15,170

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Concluded)
The Small Cap Value Fund

	Par	Value
	(000)	(000)

CORPORATE BONDS — 0.1%

Metal Components & Products — 0.1%
Mueller Industries, Inc. 6.000%, 11/01/14
(Cost $242)	242	$234

	Number of
	Shares

SHORT-TERM INVESTMENTS — 5.6%

BlackRock Provident Institutional Funds — TempCash	4,409,049	4,409
RBB Sansom Street Fund Money Market Portfolio	4,409,049	4,409

TOTAL SHORT-TERM INVESTMENTS (Cost $8,818)		8,818

TOTAL INVESTMENTS -— 100.3% (Cost $148,272) (a)		159,278

	Par
	(000)

SECURITIES LENDING COLLATERAL — 5.8%

Banco Santander CD Var RT 2.720%, 04/07/05	$45	$45
Chase Del TD 2.843%, 04/01/05	72	72
Countrywide CP 2.816%, 04/27/05	1,076	1,076
Institutional Money Market Trust 2.804%, 04/01/05	5,562	5,562
Merrill Lynch Master Note 2.975%, 04/01/05	474	474
Societe Generale TD 2.875%, 04/01/05	1,977	1,977

TOTAL SECURITIES LENDING COLLATERAL (Cost $9,206)		9,206

OTHER ASSETS IN EXCESS OF LIABILITES -— (6.1)%		(9,639)

NET ASSETS APPLICABLE TO 9,873,739 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$158,845

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$16.09

*	Non-Income Producing Security

+	Security position is either entirely or partially on loan at March 31, 2005.

CD — Certificate of Deposit

CP — Commercial Paper

TD — Time Deposit

(a) At March 31, 2005, the cost for Federal income tax purposes was $148,392,114. Net unrealized appreciation was $10,885,776. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,973,026 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,087,250.

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc. Schedule of Investments — march 31, 2005 (unaudited) The High Yield Bond Fund

	Par	Value
	(000)	(000)

CORPORATE BONDS — 92.1%

Advertising — 1.3%
Advanstar Communications, Inc.
10.750%, 08/15/10	100	$111
12.000%, 02/15/11	150	161
14.471%, 10/15/11**	150	137
Affinity Group, Inc. 144A @
10.875%, 02/15/12	75	73
R.H. Donnelley Finance Corp.
10.875%, 12/15/12	475	547
WDAC Subsidiary Corp. 144A @
8.375%, 12/01/14	75	70

		1,099

Aerospace & Defense — 1.9%
BE Aerospace, Inc.
8.000%, 03/01/08	75	74
8.500%, 10/01/10	75	82
8.875%, 05/01/11	300	304
GenCorp, Inc.
9.500%, 08/15/13	422	471
Moog Inc.
6.250%, 01/15/15	100	98
Sequa Corp.
9.000%, 08/01/09	50	54
TD Funding Corp.
8.375%, 07/15/11	150	154
Vought Aircraft Industries, Inc. 144A @
8.000%, 07/15/11	375	369

		1,606

Agricultural Products — 0.1%
IMC Global, Inc.
10.875%, 06/01/08	25	28
10.875%, 08/01/13	50	60
11.250%, 06/01/11	25	28

		116

Automobiles & Related — 2.6%
Advanced Accessory Systems
10.750%, 06/15/11	150	125
Asbury Automotive Group, Inc.
8.000%, 03/15/14	125	121
9.000%, 06/15/12	25	26
Autocam Corp.
10.875%, 06/15/14	225	196
Cooper Standard Automotive Corp.
8.375%, 12/15/14	175	142
General Motors Corp.
8.375%, 07/15/33	100	86
Navistar International Corp.
7.500%, 06/15/11	175	176
Navistar International Corp. 144A @
6.250%, 03/01/12	25	24
Rexnord Corp.
10.125%, 12/15/12	375	412
Tenneco Automotive, Inc. 144A @
8.625%, 11/15/14	250	243
TRW Automotive Holdings Corp.
9.375%, 02/15/13	357	384
11.000%, 02/15/13	162	181
Visteon Corp.
7.000%, 03/10/14	100	85

		2,201

Broadcast/Media — 2.9%
Coleman Cable, Inc.
9.875%, 10/01/12	50	51
Echostar DBS Corp. 144A @
6.625%, 10/01/14^	425	411
Fisher Communications, Inc.
8.625%, 09/15/14	75	80
Gray Television, Inc.
9.250%, 12/15/11	225	243
Lighthouse International Co. SA
8.000%, 04/30/14	350	458
Quebecor Media, Inc.
11.125%, 07/15/11	400	442
Sinclair Broadcast Group
8.000%, 03/15/12	275	281
Videotron Ltee 144A @
6.875%, 01/15/14	200	201
XM Satellite Radio Holdings, Inc.
12.000%, 06/15/10	196	228

		2,395

Building & Building Supplies — 1.1%
ACIH, Inc. 144A @
11.500%, 12/15/12**	275	194
Ainsworth Lumber Co. Ltd. 144A @
7.250%, 01/10/12	126	123
Building Materials Corp. of America 144A @
7.750%, 08/01/14	225	225
Norcraft Cos. LP
9.000%, 11/01/11	250	259
U.S. Concrete, Inc.
8.375%, 04/01/14	150	149

		950

Building & Real Estate — 1.0%
Brand Services, Inc.
12.000%, 10/15/12	225	250
Mobile Mini, Inc.
9.500%, 07/01/13	125	141
The Geo Group, Inc.
8.250%, 07/15/13	50	51
WCI Communities, Inc.
7.875%, 10/01/13	150	152
9.125%, 05/01/12	100	107
10.625%, 02/15/11	100	108
William Lyon Homes, Inc.
7.500%, 02/15/14	25	23

		832

Building Products & Supplies — 0.2%
Texas Industries, Inc.
10.250%, 06/15/11	175	198

Cable Operators — 2.2%
Cablevision Systems Corp. 144A @
8.000%, 04/15/12	200	205
CCO Holdings LLC/Capital Corp.
6.615%, 12/15/10	125	124
8.750%, 11/15/13	275	275
Charter Communications Operating LLC 144A @
8.000%, 04/30/12	225	224
CSC Holdings, Inc.
7.625%, 04/01/11	375	390
CSC Holdings, Inc. 144A @
6.750%, 04/15/12	450	447
Mediacom Broadband LLC
11.000%, 07/15/13	150	160

		1,825

Chemicals — 3.9%
Arco Chemical Co.
9.800%, 02/01/20	75	85
10.250%, 11/01/10	75	85
Borden U.S. Finance Corp./Nova Scotia Finance ULC
9.000%, 07/15/14	175	189
Compass Minerals International, Inc.
10.895%, 06/01/13**^	525	436

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)(Continued)
The High Yield Bond Fund

	Par	Value
	(000)	(000)

Chemicals — (Continued)
Crompton Corp. 144A @
9.875%, 08/01/12	50	$57
Equistar Chemicals LP
8.750%, 02/15/09	50	54
Phosphate Resource Partners LP
7.000%, 02/15/08	100	103
Huntsman Co. LLC
11.625%, 10/15/10	163	190
Huntsman International LLC
9.875%, 03/01/09	225	243
Koppers, Inc.
9.875%, 10/15/13	375	418
Lyondell Chemical Co.
9.500%, 12/15/08	125	134
9.625%, 05/01/07	50	54
MacDermid, Inc.
9.125%, 07/15/11	100	107
Resolution Performance Products LLC
9.500%, 04/15/10	200	213
Rhodia SA
10.250%, 06/01/10	425	463
Rockwood Specialties, Inc.
10.625%, 05/15/11	275	305
United Agri Products 144A @
8.250%, 12/15/11	123	128

		3,264

Computer — Internet Services & Software — 0.0%
Globix Corp.
11.000%, 05/01/08^	29	28

Computer — Network Products & Services — 0.4%
UGS Corp. 144A @
10.000%, 06/01/12	275	304

Computer Services & Software — 0.4%
Haights Cross Operating Co.
11.750%, 08/15/11	25	28
11.750%, 08/15/11	25	28
IPC Acquisition Corp.
11.500%, 12/15/09	275	303

		359

Computers — 0.0%
Activant Solutions, Inc. 144A @
9.090%, 04/01/10	25	26

Consumer Products — 2.0%
Equinox Holdings Ltd. 144A @
9.000%, 12/15/09	100	105
FTD, Inc.
7.750%, 02/15/14	200	205
Gregg Appliances
9.000%, 02/01/13	125	119
Jostens IH Corp.
7.625%, 10/01/12	250	247
Jostens Holdings Corp.
9.634%, 12/01/13**	525	383
Leslie’s Poolmart 144A @
7.750%, 02/01/13	250	253
Rayovac Corp.
7.375%, 02/01/15	275	263
8.500%, 10/01/13	100	103

		1,678

Containers — 4.0%
AEP Industries, Inc. 144A @
7.875%, 03/15/13	175	176
Ball Corp.
6.875%, 12/15/12	25	26
Bway Corp.
10.000%, 10/15/10	200	212
Crown Holdings, Inc.
9.500%, 03/01/11	300	329
10.875%, 03/01/13	175	203
Graham Packaging Company, Inc.
8.500%, 10/15/12	200	200
9.500%, 08/15/13	125	132
9.875%, 10/15/14	125	125
Graphic Packaging International Corp.
8.500%, 08/15/11	150	157
Greif Brothers Corp. 144A @
8.875%, 08/01/12	100	108
Jefferson Smurfit Corp. 144A @
7.500%, 06/01/13	25	25
8.250%, 10/01/12	200	206
Owens-Brockway Glass Container, Inc.
6.750%, 12/01/14	25	25
7.750%, 05/15/11	100	105
8.250%, 05/15/13	125	132
8.750%, 11/15/12	150	164
8.875%, 02/15/09	325	347
Owens-Illinois, Inc.
7.350%, 05/15/08	75	77
Plastipak Holdings, Inc.
10.750%, 09/01/11	375	416
Solo Cup Co.
8.500%, 02/15/14	100	100
Stone Container Corp.
9.750%, 02/01/11	100	107

		3,372

Cosmetics & Toiletries — 0.2%
Chattem, Inc.
7.000%, 03/01/14	150	151

Distribution Services — 0.5%
ADESA Corp.
7.625%, 06/15/12	200	200
Aviall, Inc.
7.625%, 07/01/11	200	208

		408

Diversified Operations — 0.5%
Fisher Scientific International, Inc.
8.125%, 05/01/12	152	165
Leucadia National Corp.
7.000%, 08/15/13	225	224
Riddell Bell Holdings, Inc.
8.375%, 10/01/12	50	51

		440

Electronic Components & Semiconductors — 3.2%
AMI Semiconductor, Inc.
10.750%, 02/01/13	106	127
Amkor Technologies, Inc. 144A @
9.250%, 02/15/08	175	167
Celestica, Inc.
7.875%, 07/01/11	125	126
Flextronics International Ltd.
6.250%, 11/15/14	225	214
Freescale Semiconductor, Inc.
6.875%, 07/15/11	175	180
7.125%, 07/15/14	225	235
ON Semiconductor Corp.
13.667%, 08/04/11**^	125	188
Sanmina-SCI Corp.
10.375%, 01/15/10	225	252
6.750%, 03/01/13	200	188

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
The High Yield Bond Fund

	Par	Value
	(000)	(000)

Electronic Components & Semiconductors — (Continued)
Solectron Corp. 9.625%, 02/15/09	225	$242
Stats Chippac, Inc. 144A @ 6.750%, 11/15/11	100	95
Stratus Technologies, Inc. 10.375%, 12/01/08	200	198
Superior Essex, Inc. 9.000%, 04/15/12	225	228
Telex Communications, Inc. 11.500%, 10/15/08	200	219
		2,659
Energy Resources & Services — 8.1%
AES Corp. 7.750%, 03/01/14	75	77
8.875%, 02/15/11	450	487
9.375%, 09/15/10	100	110
AES Corp. 144A @ 9.000%, 05/15/15	375	412
Allegheny Energy Supply Co. LLC 144A @ 8.250%, 04/15/12	25	26
Allegheny Energy Supply Co. 7.800%, 03/15/11	50	52
Alpha Natural Resources LLC 144A @ 10.000%, 06/01/12	200	224
Chesapeake Energy Corp. 6.375%, 06/15/15	175	173
7.000%, 08/15/14	125	129
9.000%, 08/15/12	150	166
CMS Energy Corp. 8.500%, 04/15/11	50	54
9.875%, 10/15/07	350	380
Compagine Genera De Geophysique SA (CGG) 10.625%, 11/15/07	133	140
EL Paso Production Holding Co. 7.750%, 06/01/13	100	101
Hilcorp Energy Co. 144A @ 10.500%, 09/01/10^	300	333
Inergy LP/Inergy Finance Corp. 6.875%, 12/15/14	200	192
Invensys Plc 144A @ 9.875%, 03/15/11	175	178
Luscar Coal Ltd. 9.750%, 10/15/11	150	165
Midwest Generation LLC 8.750%, 05/01/34	275	307
NRG Energy, Inc. 144A @ 8.000%, 12/15/13	604	639
Orion Power Holdings, Inc. 12.000%, 05/01/10	300	364
Petroleum Geo-Services ASA 10.000%, 11/05/10	350	393
Sierra Pacific Resources 8.625%, 03/15/14	450	479
Synagro Technologies, Inc. 9.500%, 04/01/09	350	381
Texas Genco LLC/Texas Genco Financing Corp. 144A @ 6.875%, 12/15/14	650	652
Utilicorp Canada Finance Corp. 7.750%, 06/15/11	150	155
		6,769
Entertainment & Leisure — 1.8%
AMC Entertainment, Inc. 5.662%, 08/15/14**	100	66
8.625%, 08/15/12	50	53
AMF Bowling Worldwide, Inc. 10.000%, 03/01/10	200	205
Cinemark, Inc. 9.299%, 03/15/14**	300	213
9.000%, 02/01/13	25	27
Herbst Gaming, Inc. 144A @ 7.000%, 11/15/14	175	174
K2, Inc. 7.375%, 07/01/14	200	207
LCE Acquisition Corp. 144A @ 9.000%, 08/01/14	200	199
Six Flags, Inc. 8.875%, 02/01/10	50	47
9.750%, 04/15/13	50	47
Town Sports International, Inc. 9.625%, 04/15/11	75	79
Warner Music Group 144A @ 7.375%, 04/15/14	200	206
		1,523
Finance — 2.7%
Alamosa Delaware, Inc. 11.000%, 07/31/10	377	429
BCP Caylux Holdings Luxembourg SCA 144A @ 9.625%, 06/15/14	260	296
Couche-Tard U.S./Finance 7.500%, 12/15/13	50	53
E*TRADE Financial Corp. 8.000%, 06/15/11	275	283
FBOP Capital Trust II 144A @ 10.000%, 01/15/09^	150	163
General Motors Acceptance Corp. 6.750%, 12/01/14	225	194
Global Cash Access LLC 8.750%, 03/15/12	275	292
IAAI Finance Corp.@144A @ 11.000%, 04/01/13	125	124
New ASAT Finance Ltd. 144A @ 9.250%, 02/01/11	100	83
Refco Finance Holdings LLC 144A @ 9.000%, 08/01/12	75	80
Stone Container Finance 7.375%, 07/15/14	275	272
		2,269
Food & Beverages — 1.7%
Agrilink Foods, Inc. 11.875%, 11/01/08^	69	72
B&G Foods, Inc. 8.000%, 10/01/11	275	286
Del Monte Corp. 6.750%, 02/15/15	75	73
Dole Foods Co. 8.625%, 05/01/09	75	79
8.875%, 03/15/11	175	188
Le-Natures, Inc. 10.000%, 06/15/13	275	300
Pierre Foods, Inc. 9.875%, 07/15/12	100	105
Pinnacle Foods Holding Corp. 144A @ 8.250%, 12/01/13	100	85
Wornick Co. 10.875%, 07/15/11	200	209
		1,397
Forest Products — 0.2%
Western Forest Products, Inc. 15.000%, 07/28/09^	175	192

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
The High Yield Bond Fund

	Par	Value
	(000)	(000)

Healthcare — 2.0%
Community Health Systems, Inc. 6.500%, 12/15/12	100	$97
Concentra Operating Corp. 9.125%, 06/01/12	175	186
9.500%, 08/15/10	100	107
Fresenius Medical Care Capital Trust II 7.875%, 02/01/08	25	26
Genesis HealthCare Corp. 144A @ 8.000%, 10/15/13	225	245
HCA-The Healthcare Corp. 6.375%, 01/15/15	225	223
Inverness Medical Innovations, Inc. 144A @ 8.750%, 02/15/12	50	51
Omnicare, Inc. 8.125%, 03/15/11	125	132
Tenet Healthcare Corp. 6.500%, 06/01/12	100	92
7.375%, 02/01/13	75	71
Tenet Healthcare Corp. 144A @ 9.875%, 07/01/14	50	52
Triad Hospitals, Inc. 7.000%, 11/15/13	275	270
Vanguard Health Holding Co. II LLC 9.000%, 10/01/14	150	158
		1,710
Home Furnishings — Housewares — 0.9%
Norcraft Holdings/Capital 8.791%, 09/01/12**	125	89
Sealy Mattress Co. 8.250%, 06/15/14	255	260
Simmons Bedding Co. 7.875%, 01/15/14	100	102
10.000%, 12/15/14	150	94
WII Components, Inc. 144A @ 10.000%, 02/15/12	225	231
		776
Hotels & Gaming — 3.9%
American Casino & Entertainment Properties LLC 144A @ 7.850%, 02/01/12	150	156
Ameristar Casinos, Inc. 10.750%, 02/15/09	225	246
Argosy Gaming Co. 7.000%, 01/15/14	100	108
9.000%, 09/01/11	25	27
Boyd Gaming Corp. 144A @ 6.750%, 04/15/14	200	197
7.750%, 12/15/12	50	52
8.750%, 04/15/12	25	27
Holly Energy Partners Lp 144A @ 6.250%, 03/01/15	50	48
Isle of Capri Casinos, Inc. 7.000%, 03/01/14	150	148
Las Vegas Sands Corp. 6.375%, 02/15/15	175	166
Mandalay Resort Group 10.250%, 08/01/07	150	163
Meristar Hospitality Corp. 9.000%, 01/15/08	75	78
9.125%, 01/15/11	125	131
MGM Mirage, Inc. 8.500%, 09/15/10	300	329
9.750%, 06/01/07	125	134
Mohegan Tribal Gaming 6.875%, 02/15/15	150	149
Mohegan Tribal Gaming 144A @ 6.125%, 02/15/13	175	172
Penn National Gaming, Inc. 6.750%, 03/01/15	75	74
Resort International Hotel & Casino Inc. 11.500%, 03/15/09	25	28
Station Casinos, Inc. 6.000%, 04/01/12	150	149
6.500%, 02/01/14	25	25
6.875%, 03/01/16	150	150
Turning Stone Casino Resort Enterprise 144A @ 9.125%, 12/15/10	100	104
Wynn Las Vegas LLC/Corp. 144A @ 6.625%, 12/01/14	400	380
		3,241
Hotels & Resorts — 1.1%
Host Marriott LP.@144A @ 6.375%, 03/15/15	25	24
John Q. Hammons Hotels, Inc. 8.875%, 05/15/12	350	375
La Quinta Properties, Inc. 144A @ 7.000%, 08/15/12	75	76
La Quinta Properties, Inc. 8.875%, 03/15/11	400	432
		907
Industrial — 0.1%
MarkWest Energy, Inc. 144A @ 6.875%, 11/01/14	50	50

Investment Companies — 0.2%
Poster Financial Group Inc. 8.750%, 12/01/11	175	182

Machinery & Heavy Equipment — 1.2%
Case New Holland, Inc. 144A @ 9.250%, 08/01/11	225	240
Dresser-Rand Group, Inc. 144A @ 7.375%, 11/01/14	75	75
JLG Industries, Inc. 8.375%, 06/15/12	275	293
National Waterworks, Inc. 10.500%, 12/01/12	375	417
		1,025
Manufacturing — 2.0%
Accuride Corp. 8.500%, 02/01/15	225	221
Aearo Corp. 144A @ 8.250%, 04/15/12	200	211
Ames True Temper, Inc. 10.000%, 07/15/12	125	106
Foundation PA Coal Co. 144A @ 7.250%, 08/01/14	175	178
General Cable Corp. 9.500%, 11/15/10	150	165
J.B. Poindexter & Co., Inc. 144A @ 8.750%, 03/15/14	125	124
KI Holdings, Inc. 144A @ 9.875%, 11/15/14**	350	215
Maax Corp. 144A @ 9.750%, 06/15/12	200	204
The Manitowoc Co., Inc. 7.125%, 11/01/13	75	77
Valmont Industries, Inc. 6.875%, 05/01/14	150	149
		1,650

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
The High Yield Bond Fund

	Par	Value
	(000)	(000)

Medical Instruments & Devices — 0.2%
Medquest, Inc. 11.875%, 08/15/12	100	$98
MQ Associates, Inc. 12.250%, 08/15/12**	150	86
		184
Medical Services — 0.5%
Davita Inc. 144A @ 6.625%, 03/15/13	75	74
7.250%, 03/15/15	150	147
Select Medical Corp. 7.625%, 02/01/15	50	50
Warner Chilcott Corp. 8.750%, 02/01/15	125	126
		397
Medical Services & Equipment — 0.9%
Insight Health Services Corp. 9.875%, 11/01/11	100	98
Quintiles Transnational Corp. 10.000%, 10/01/13	175	197
U.S. Oncology, Inc. 144A @ 9.000%, 08/15/12	125	132
10.750%, 08/15/14	75	82
Vicar Operating, Inc. 9.875%, 12/01/09	200	217
		726
Medical Supplies & Equipment — 0.9%
Amerisourcebergen Corp. 8.125%, 09/01/08	225	241
Biovail Corp. 7.875%, 04/01/10	175	174
VWR International, Inc. 144A @ 6.875%, 04/15/12	50	50
8.000%, 04/15/14	250	253
		718
Metal Components & Products — 2.2%
Algoma Steel, Inc. 11.000%, 12/31/09	150	163
Allegheny Technologies, Inc. 8.375%, 12/15/11	175	187
Century Aluminum Co. 7.500%, 08/15/14	125	126
Gerdau AmeriSteel Corp. 10.375%, 07/15/11	275	307
Earle M. Jorgensen Co. 9.750%, 06/01/12	550	594
Trimas Corp. 9.875%, 06/15/12	200	204
United States Steel Corp. 9.750%, 05/15/10	210	233
		1,814
Metals & Mining — 0.9%
Arch Western Finance LLC 6.750%, 07/01/13	75	75
Euramax International Plc 8.500%, 08/15/11	150	155
IPSCO, Inc. 8.750%, 06/01/13	50	56
Ispat Inland ULC 9.750%, 04/01/14	97	113
Joy Global, Inc. 8.750%, 03/15/12	200	220
Neenah Corp. 144A @ 11.000%, 09/30/10^	125	139
		758
Office Equipment & Services — 0.2%
Xerox Corp. 7.200%, 04/01/26	100	103
7.625%, 06/15/13	75	78
		181
Oil & Gas — 5.0%
AmeriGas Partners LP / Eagle Finance Corp. 8.875%, 05/20/11	375	398
AmeriGas Partners LP 10.000%, 04/15/06^	250	263
ANR Pipeline Co. 8.875%, 03/15/10	50	54
Compton Petroleum Corp. 144A @ 9.900%, 05/15/09	25	27
Denbury Resources, Inc. 7.500%, 04/01/13	200	205
Dynegy Roseton/Danskammer LLC 144A @ 7.270%, 11/08/10	175	173
Encore Acquisition Co. 8.375%, 06/15/12	100	108
Ferrellgas Partners LP 8.750%, 06/15/12	350	364
Forest Oil Corp. 8.000%, 12/15/11	100	110
Grant Prideco Inc. 9.000%, 12/15/09	50	54
Hanover Compressor Co. 8.029%, 03/31/07**	25	22
9.000%, 06/01/14	75	80
Hanover Equipment Trust 8.750%, 09/01/11	175	185
Hornbeck Offshore Services 144A @ 6.125%, 12/01/14	50	49
Magnum Hunter Resources, Inc. 9.600%, 03/15/12	32	36
Parker Drilling Co. 144A @ 10.125%, 11/15/09	125	131
Pride International, Inc. 7.375%, 07/15/14	150	159
Range Resources Corp 144A @ 6.375%, 03/15/15	150	144
Range Resources Corp. 7.375%, 07/15/13	25	26
Southern Natural Gas Co. 8.875%, 03/15/10	150	163
Stone Energy Corp. 6.750%, 12/15/14	50	48
8.250%, 12/15/11	100	104
Swift Energy Co. 7.625%, 07/15/11	125	129
Universal Compression, Inc. 7.250%, 05/15/10	200	205
Williams Cos., Inc. 7.500%, 01/15/31	150	157
7.625%, 07/15/19	50	54
7.750%, 06/15/31	100	108
8.125%, 03/15/12	550	602
		4,158
Paper & Related Products — 2.5%
Boise Cascade LLC 144A @ 7.125%, 10/15/14	275	278
Georgia-Pacific Corp. 8.875%, 02/01/10	75	84
9.375%, 02/01/13	750	838
Longview Fibre Co. 10.000%, 01/15/09	450	484
MDP Acquisitions Plc 9.625%, 10/01/12	350	376
		2,060

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
The High Yield Bond Fund

	Par	Value
	(000)	(000)

Pharmaceuticals — 0.7%
Elan Finance Plc 144A @ 7.750%, 11/15/11	50	$37
Jean Coutu Group, Inc. 144A @ 7.625%, 08/01/12	250	255
8.500%, 08/01/14	300	291
		583
Printing & Publishing — 3.6%
Affinity Group, Inc. 9.000%, 02/15/12	125	131
American Achievement Corp. 8.250%, 04/01/12	275	285
American Media Operation, Inc. 8.875%, 01/15/11	50	51
Canwest Media, Inc. 10.625%, 05/15/11	275	300
CBD Media, Inc. 8.625%, 06/01/11	50	51
Cenveo Corp. 7.875%, 12/01/13	50	45
Dex Media East LLC 9.875%, 11/15/09	75	82
12.125%, 11/15/12	292	346
Dex Media, Inc. 8.000%, 11/15/13	75	78
Dex Media Finance/West 8.500%, 08/15/10	50	53
9.875%, 08/15/13	492	549
Houghton Mifflin Co. 8.250%, 02/01/11	100	102
9.875%, 02/01/13	150	154
Morris Publishing 7.000%, 08/01/13	25	25
Nebraska Book Co., Inc. 8.625%, 03/15/12	225	218
Primedia, Inc. 8.875%, 05/15/11	150	156
Primedia, Inc. 144A @ 8.000%, 05/15/13	25	26

Vertis, Inc. 9.750%, 04/01/09	100	105
10.875%, 06/15/09	200	193
13.500%, 12/07/09 144A @^	75	61
		3,011
Real Estate — 0.2%
Saul Centers, Inc. 7.500%, 03/01/14	150	156

Restaurants — 0.8%
El Pollo Loco Inc. 144A @ 9.250%, 12/15/09	50	51
EPL Intermediate, Inc. 10.849%, 03/15/10**	200	130
Landry’s Restaurants, Inc. 7.500%, 12/15/14	175	169
O’Charley’s, Inc. 9.000%, 11/01/13	200	217
Perkins Family Restaurants L.P. 10.125%, 12/15/07	100	101
		668
Retail — 0.8%
Dollar Financial Group, Inc. 144A @ 9.750%, 11/15/11	175	186
Real Mex Restaurants Inc. 10.250%, 04/01/10	75	78
Suburban Propane Partners 144A @ 6.875%, 12/15/13	200	197
The Pantry, Inc. 7.750%, 02/15/14	200	207
		668
Services — Commercial — 1.6%
Brand Intermediate Holdings, Inc. 144A @ 13.000%, 10/15/13^	160	170
Brickman Group Ltd. 11.750%, 12/15/09	150	169
Coinmatch Corp. 9.000%, 02/01/10	126	131
Great Lakes Dredge & Dock Co. 7.750%, 12/15/13	50	42
Interface, Inc. 9.500%, 02/01/14	25	26
10.375%, 02/01/10	350	392
Mail-Well, Inc. 9.625%, 03/15/12	150	160
Shaw Group, Inc. 10.750%, 03/15/10	150	163
Williams Scotsman, Inc. 10.000%, 08/15/08	100	107
		1,360
Special Purpose Entity — 2.1%
AAC Group Holding Corp 144A @ 10.250%, 10/01/12**	100	72
Canwest Media Inc. 144A @ 8.000%, 09/15/12	312	329
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp. 144A @ 9.612%, 10/01/14	16	12
10.058%, 10/01/14	114	80
JSG Funding Plc 7.750%, 04/01/15	300	279
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.875%, 12/15/11	75	76
8.000%, 12/15/14	75	77
RMCC Acquisition Co. 144A @ 9.500%, 11/01/12	175	171
Universal City Florida Holding Co. 11.750%, 04/01/10	475	541
Universal City Florida Holding Co. 144A @ 7.493%, 05/01/10	50	52
8.375%, 05/01/10	75	76
		1,765
Telecommunications — 10.4%
American Tower Corp. 7.125%, 10/15/12	150	149
American Tower Corp. 144A @ 7.500%, 05/01/12	50	51
AT&T Corp. 8.050%, 11/15/11	350	398
Call-Net Enterprises, Inc. 10.625%, 12/31/08	300	315
Centennial Communications Corp. 8.125%, 02/01/14	100	102
10.125%, 06/15/13	100	111
Crown Castle International Corp. 7.500%, 12/01/13	325	357
10.750%, 08/01/11	75	80
Eircom Funding 8.250%, 08/15/13	250	272
Horizon PCS, Inc. 144A @ 11.375%, 07/15/12	100	114
Inmarsat Finance Plc 7.625%, 06/30/12	100	100
Inmarsat Finance Plc 144A @ 10.375%, 11/15/12**	100	70

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
The High Yield Bond Fund

	Par	Value
	(000)	(000)

Telecommunications — (Continued)
Insight Midwest LP/Insight Capital, Inc. 9.750%, 10/01/09	100	$104
10.500%, 11/01/10	75	80
Intelsat Bermuda Ltd 144A @ 7.794%, 01/15/12	350	355
IPCS, Inc. 11.500%, 05/01/12	125	141
Lucent Technologies, Inc. 5.500%, 11/15/08	125	122
MCI, Inc. 7.688%, 05/01/09	576	599
8.735%, 05/01/14	75	82
Nextel Communications, Inc. 6.875%, 10/31/13	175	182
7.375%, 08/01/15	1,025	1,083
Nextel Partners, Inc. 8.125%, 07/01/11	200	212
Orbital Imaging Corp. 13.625%, 06/30/08^	25	27
Panamsat Corp. 144A @ 9.000%, 08/15/14	250	264
Primus Telecommunications Group, Inc. 8.000%, 01/15/14	200	144
12.750%, 10/15/09	25	23
Qwest Communications International, Inc. 144A @ 5.790%, 02/15/09	300	302
Qwest Services Corp. 144A @ 13.500%, 12/15/10	550	637
Rogers Cable, Inc. 144A @ 6.750%, 03/15/15	225	222
Rogers Wireless Communications, Inc. 9.625%, 05/01/11	250	284
Rogers Wireless Communications, Inc. 144A @ 7.500%, 03/15/15	100	103
8.000%, 12/15/12	425	437
Time Warner Telecom LLC 9.750%, 07/15/08	137	134
Time Warner Telecom, Inc. 10.125%, 02/01/11	225	217
Syniverse Technologies, Inc. 12.750%, 02/01/09	225	251
Ubiquitel Operating Co. 144A @ 9.875%, 03/01/11	200	220
US Unwired, Inc. 10.000%, 06/15/12	275	305
Zues Special Subordinated Ltd. 9.250%, 02/01/15	100	63
		8,712
Textiles & Apparel — 0.7%
Dyersburg Corp. 9.750%, 09/01/07^	450	0
Invista 144A @ 9.250%, 05/01/12	350	385
Tandus Group 9.750%, 02/15/10	225	240
		625

Transportation & Related Services — 2.1%
CHC Helicopter Corp. 7.375%, 05/01/14	125	122
Laidlaw International, Inc. 10.750%, 06/15/11	425	481
Northwest Airlines, Inc. 9.875%, 03/15/07	150	112
Petroleum Helicopters, Inc. 9.375%, 05/01/09	200	212
TravelCenters of America, Inc. 12.750%, 05/01/09	500	$553
Worldspan Lp/Ws Fin Corp. 144A @ 9.024%, 02/15/11	275	267
		1,747

Waste Management — 1.5%
Allied Waste North America, Inc. 7.875%, 04/15/13	350	349
8.875%, 04/01/08	175	181
9.250%, 09/01/12	150	161
Casella Waste Systems, Inc. 9.750%, 02/01/13	400	440
IMCO Recycling Escrow, Inc. 144A @ 9.000%, 11/15/14	100	105
		1,236

TOTAL CORPORATE BONDS (Cost $76,105)		77,129

	Number of	Value
	Shares	(000)

COMMON STOCKS — 3.0%

Agricultural Products — 0.2%
UAP Holding Corp.*	10,575	170

Automobiles & Related — 0.1%
TRW Automative Holdings Corp. PP*	1,400	26
TRW Automotive Holdings Corp.*	2,475	48

		74

Broadcast-Media — 0.0%
Granite Broadcasting Corp.*^	13,000	4

Computer — Internet Services & Software — 0.0%
Globix Corp.*^	4,587	17

Diversified Operations — 0.2%
Tyco International Ltd.	3,775	128

Electronic Components & Semiconductors — 0.1%
AMIS Holdings, Inc.*	5,700	65

Energy Resources & Services — 0.6%
Duke Energy Corp.	3,200	89
FirstEnergy Corp.	2,100	88
NiSource, Inc.	7,900	180
NRG Energy, Inc.*	350	12
Teco Energy, Inc.	8,075	127

		496

Food & Beverages — 0.2%
Interstate Bakeries Corp.*	28,000	151

Hotels & Gaming — 0.0%
Las Vegas Sands Corp.	600	27

Oil & Gas — 0.2%
Williams Cos., Inc.	8,000	150

Retail — 0.0%
Pathmark Stores, Inc. 144A @*^	1,532	10

Telecommunications — 1.3%
Nextel Communications, Inc.*	7,150	203
Nextel Partners, Inc.*	8,000	176
Orbital Imaging Corp.*^	3,278	44
Rogers Wireless Communications, Inc.	8,425	229
Sprint Corp.	8,550	195
Telus Corp.	8,675	267

		1,114

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
The High Yield Bond Fund

	Number of	Value
	Shares	(000)

Waste Management — 0.1%
Synagro Technologies, Inc.*	11,700	$55

TOTAL COMMON STOCKS (Cost $2,612)		2,461

PREFERRED STOCKS — 0.5%

Broadcast/Media — 0.0%
Granite Broadcasting Corp. 12.750%*^	1	0
Paxson Communications Corp. 13.250% 144A @	13	1

		1

Energy Resources & Services — 0.2%
NRG Energy, Inc.*	200	207

Printing & Publishing — 0.1%
Primedia, Inc.^	550	53

Telecommunications — 0.0%
Dobson Communications Corp. 12.250%	1	1
Pegasus Satellite Comm, Inc. 12.750% 144A @^	296	3

		4

Textiles & Apparel — 0.2%
Anvil Holdings, Inc. 13.000%* 144A @^	13,020	130

TOTAL PREFERRED STOCKS (Cost $729)		395

WARRANTS — 0.0%

ASAT Finance 144A @* ^	100	0
Cybernet Internet Services 144A @*^	150	0
Horizon PCS, Inc.*	350	0
IPCS, Inc.*^	300	0
KMC Telecom Holdings, Inc. 144A @*^	200	0
MDP Acquisitions Plc*^	100	3
Mikohn Gaming Corp. 144A @* ^	300	6
Orbimage, Inc.*	613	2
Pathmark Stores, Inc. 144A @* ^	2,350	0
SW Acquistion LP144A @* ^	200	6
TravelCenters of America, Inc.*^	500	1
TravelCenters of America, Inc.*^	1,800	9
Ubiquitel, Inc. 144A @*^	900	0

TOTAL WARRANTS (Cost $104)		27

SHORT-TERM INVESTMENTS — 0.9%

T. Rowe Price Reserve Investment Fund
(Cost $754)	753,761	$754

TOTAL INVESTMENTS -— 96.5% (Cost $80,304)		80,766

OTHER ASSETS IN EXCESS OF LIABILITES -— 3.5%		2,945

NET ASSETS APPLICABLE TO 10,728,052 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$83,711

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$7.80

*	Non-Income Producing Security

**	Effective Yield

@	Security sold within the terms of a private placement memorandum, restricted and/or exempts from registration under Rule 144A of the Securities Act of 1933, as amended, and me be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, security is considered liquid.

^	Illiquid Security. The total market value of illiquid securities at March 31, 2005 was $2,908,801.

(a) At March 31, 2005, the cost for Federal income tax purposes was $80,375,696. Net unrealized appreciation was $389,590. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,759,895 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,370,305.

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Growth Stock Fund

	Number	Value
	of Shares	(000)

COMMON STOCKS — 97.6%

Automobiles & Related — 0.4%
Harley-Davidson, Inc.+	5,900	$341

Banking — 2.4%
Anglo Irish Bank Corp.	17,500	438
Mellon Financial Corp.	15,400	440
Northern Trust Corp.	12,000	521
U.S. Bancorp	26,000	749

		2,148

Broadcast/Media — 6.9%
Comcast Corp.*+	34,300	1,146
Liberty Media Corp. Class A*	139,100	1,442
News Corp.	62,600	1,059
Scripps (E.W.) Co.+	11,300	551
Time Warner, Inc.*	47,300	830
Univision Communications, Inc.*	21,500	595
Viacom, Inc.	19,400	676

		6,299

Cable Operators — 0.5%
Echostar Communications Corp.*	16,600	486

Computer — Internet — Communications — 0.4%
Juniper Networks, Inc.*	15,500	342

Computer — Internet Services & Software — 2.7%
eBay, Inc.*+	12,300	458
Google, Inc.*+	1,300	235
IAC/InterActiveCorp*	21,600	481
Symantec Corp.*	17,200	367
Yahoo!, Inc.*+	27,600	936

		2,477

Computer — Network Products & Services — 1.4%
Cisco Systems, Inc.*	28,800	515
International Game Technology, Inc.	30,200	805

		1,320

Computer Services & Software — 9.2%
Adobe Systems, Inc.+	5,900	396
Affiliated Computer Services, Inc.*+	22,000	1,171
Automatic Data Processing, Inc.	12,700	571
EMC Corp.*	33,600	414
First Data Corp.	17,000	668
Intuit, Inc.*	12,100	530
Mercury Interactive Corp.*+	8,400	398
Microsoft Corp.	115,800	2,799
Oracle Corp.*+	61,200	764
Red Hat, Inc.*	24,600	268
Research In Motion Ltd.*+	5,800	443

		8,422

Computers & Office Equipment — 1.8%
Dell, Inc.*	43,500	1,671

Consumer Products — 1.1%
Cendant Corp.	49,700	1,021

Cosmetics & Toiletries — 0.6%
Gillette Co.	11,400	575

Diversified Operations — 4.4%
General Electric Co.	67,900	2,448
Tyco International Ltd.+	46,300	1,565

		4,013

Education — 1.0%
Apollo Group, Inc.*+	12,700	941

Electronic Components & Semiconductors — 5.3%
Analog Devices, Inc.	24,400	882
ASML Holding N.V.*	28,200	476
Intel Corp.+	61,300	1,424
Maxim Integrated Products, Inc.	10,900	445
Samsung Electronics Co.	1,300	643
Texas Instruments, Inc.+	11,600	296
Xilinx, Inc.+	22,300	652

		4,818

Entertainment & Leisure — 1.3%
Carnival Corp.+	22,700	1,176

Finance — 11.7%
American Express Co.	20,700	1,063
Ameritrade Holding Corp.*	44,400	454
Charles Schwab Corp.	44,000	463
Citigroup, Inc.	66,600	2,993
Countrywide Financial Corp.	6,900	224
Credit Suisse Group	9,300	399
Goldman Sachs Group, Inc.	4,300	473
Merrill Lynch & Co., Inc.	16,100	911
SLM Corp.	17,100	852
State Street Corp.+	36,600	1,600
UBS AG	14,600	1,233

		10,665

Food & Beverages — 1.8%
Coca-Cola Co.	11,200	467
Compass Group Plc	50,500	230
PepsiCo, Inc.	5,800	307
Sysco Corp.	17,900	641

		1,645

Healthcare — 2.7%
UnitedHealth Group, Inc.	25,400	2,423

Hotels & Gaming — 0.2%
MGM Mirage*	3,200	227

Insurance — 6.3%
ACE Ltd.	10,800	445
American International Group, Inc.+	37,900	2,100
Genworth Financial, Inc.	9,400	259
Hartford Financial Services Group, Inc.+	14,900	1,022
Marsh & McLennan Cos., Inc.	9,400	286
WellPoint, Inc.*	13,500	1,692

		5,804

Machinery & Heavy Equipment — 2.5%
Danaher Corp.+	29,300	1,565
Deere & Co.	11,000	738

		2,303

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
The Growth Stock Fund

	Number	Value
	of Shares	(000)

Medical Services & Equipment — 3.1%
Amgen, Inc.*+	19,500	$1,135
Biomet, Inc.	11,500	417
Medtronic, Inc.	17,600	897
Stryker Corp.	9,300	415

		2,864

Metal Components & Products — 0.2%
Nucor Corp.+	2,800	161

Metals & Mining — 2.0%
BHP Billiton Ltd.	23,500	324
Broken Hill Proprietry Ltd. ADR	23,600	660
Rio Tinto Plc	24,900	805

		1,789

Oil & Gas — 4.8%
Baker Hughes, Inc.+	25,300	1,126
ChevronTexaco Corp.	16,600	968
Exxon Mobil Corp.	19,000	1,132
Schlumberger Ltd.	16,000	1,128

		4,354

Pharmaceuticals — 4.5%
Biogen Idec, Inc.*	4,600	159
Elan Corp. Plc ADR*+	9,700	31
Forest Laboratories, Inc.*	3,400	125
Genentech, Inc.*	7,300	413
Gilead Sciences, Inc.*	19,100	684
Johnson & Johnson+	14,700	987
Pfizer, Inc.	28,000	736
Teva Pharmaceutical Industries Ltd. ADR	14,900	462
Wyeth	12,800	540

		4,137

Retail — 9.7%
Best Buy Co., Inc.	16,200	875
Family Dollar Stores, Inc.+	13,200	401
Home Depot, Inc.	23,100	883
Inditex S.A.	16,500	493
Kingfisher Plc	39,600	216
Kohl’s Corp.*	17,600	909
PETsMART, Inc..+	14,600	420
Target Corp.	26,000	1,300
Walgreen Co.	18,700	831
Wal-Mart Stores, Inc.+	42,100	2,110
Wal-Mart de Mexico SA de CV	48,700	171
Wal-Mart de Mexico SA de CV ADR	7,800	273

		8,882

Services — Commercial — 2.1%
Accenture Ltd.*	50,800	1,227
Fiserv, Inc.*	18,300	728

		1,955

Telecommunications — 5.8%
America Movil SA de CV ADR+	8,300	428
Corning, Inc.*	87,000	968
Crown Castle International Corp.*+	24,600	395
Nextel Communications, Inc.*	21,900	623
Nokia, Oyj*	34,300	532
Qualcomm, Inc.	12,900	473
Sprint Corp.+	28,400	646
Telus Corp.	6,200	191
Telus Corp.	6,800	219
Vodafone Group Plc ADR	32,100	853

		5,328

Textiles & Apparel — 0.3%
Hermes International	1,395	$281

Transportation & Related Services — 0.5%
United Parcel Service, Inc.	6,600	480

TOTAL COMMON STOCKS (Cost $84,679)		89,348

SHORT-TERM INVESTMENTS — 2.2%

BlackRock Provident Institutional Funds — TempCash	192,934	193
BlackRock Provident Institutional Funds — TempFund	192,936	193
T. Rowe Price Reserve Investment Fund	1,654,682	1,655

TOTAL SHORT-TERM INVESTMENTS (Cost $2,041)		2,041

TOTAL INVESTMENTS — 99.9% (Cost $86,720)		91,389

	Par
	(000)

SECURITIES LENDING COLLATERAL — 26.7%

Banco Santander CD Var RT 2.720%, 04/07/05	213	213
Bank of America FRN 2.800%, 04/01/05	1,493	1,493
Chase Del TD 2.843%, 04/01/05	1,245	1,245
CIBC Yankee CD 1.720%, 05/25/05	55	55
EuroHypo CD 2.780%, 04/18/05	1,893	1,893
Falcon ABCP 2.770%, 04/15/05	384	384
Goldman Sachs FRN 2.955%, 04/01/05	2,246	2,246
Institutional Money Market Trust 2.804%, 04/01/05	2,801	2,801
Lehman Brothers FRN 2.935%, 04/01/05	1,139	1,139
Liberty Street FDG ABCP 2.800%, 04/22/05	4,239	4,239
Merrill Lynch Master Note 2.975%, 04/01/05	324	324
Natexis FRN 2.925%, 04/01/05	661	661
Nordeutsche Landesbank CP 2.805%, 04/18/05	2,917	2,917
Sedna Finance Corp. FRN 2.780%, 04/15/05	395	395
S E Banken FRN 2.800%, 04/17/05	821	821
Societe Generale TD 2.875%, 04/01/05	1,350	1,350
Thames ABCP 2.800%, 04/20/05	2,211	2,211

TOTAL SECURITIES LENDING COLLATERAL (Cost $24,387)		24,387

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Concluded)
The Growth Stock Fund

Value
(000)

LIABILITIES IN EXCESS OF OTHER ASSETS — (26.5)%	(24,280)

NET ASSETS APPLICABLE TO 7,824,669 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%	$91,496

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.69

*	Non-Income Producing Security

ADR — American Depository Receipt

ABCP — Asset Backed Commercial Paper

CD — Certificate of Deposit

FRN — Floating Rate Note

TD — Time Deposit

(a) At March 31, 2005, the cost for Federal income tax purposes was $86,946,359. Net unrealized appreciation was $4,443,117. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,394,584 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,951,467.

See accompanying Note to Schedule of Investments

COMMON STOCKS	% of Market	Value
COUNTRY DIVERSIFICATION	Value	(000’s)

United States	92.9%	$84,928
Switzerland	1.8%	1,632
United Kingdom	1.4%	1,252
Korea	0.7%	643
Finland	0.6%	532
Spain	0.5%	493
Netherlands	0.5%	476
Ireland	0.5%	438
Australia	0.4%	324
France	0.3%	281
Canada	0.2%	219
Mexico	0.2%	171

	100.0%	$91,389

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Flexibly Managed Fund

	Number	Value
	Of Shares	(000)

COMMON STOCKS — 74.1%

Aerospace & Defense — 1.1%
Lockheed Martin Corp.	172,000	$10,502

Agricultural Products — 1.7%
Potash Corp. Of Saskatchewan, Inc.	181,000	15,839

Broadcast/Media — 3.1%
Comcast Corp.*+	290,000	9,796
Meredith Corp.	157,000	7,340
Time Warner, Inc.*	692,000	12,145

		29,281

Chemicals — 3.1%
Dow Chemical Co.	85,000	4,237
Du Pont (E.I.) De Nemours And Co.	207,000	10,607
Great Lakes Chemical Corp.	213,000	6,842
Octel Corp.	453,000	8,394

		30,080

Computer Services & Software — 3.4%
First Data Corp.	260,000	10,221
Microsoft Corp.	927,000	22,405

		32,626

Computers & Office Equipment — 0.7%
Hewlett-Packard Co.	291,000	6,384

Consumer Products — 4.2%
Altria Group, Inc.	187,000	12,228
Fortune Brands, Inc.	92,000	7,418
Hasbro, Inc.+	152,000	3,108
Loews Corp.- Carolina Group	188,000	6,223
Newell Rubbermaid, Inc.	525,000	11,519

		40,496

Diversified Operations — 1.8%
Honeywell International, Inc.	179,000	6,661
Tyco International Ltd.+	308,500	10,427

		17,088

Electronic Components & Semiconductors — 2.3%
Intel Corp.	293,000	6,807
KLA-Tencor Corp.*+	100,000	4,601
Texas Instruments, Inc.+	425,000	10,833

		22,241

Energy Resources & Services — 5.3%
Duke Energy Corp.+	467,000	13,081
FirstEnergy Corp.	284,065	11,916
NiSource, Inc.	306,000	6,974
Pinnacle West Capital Corp.	85,000	3,613
PPL Corp.	86,269	4,658
TXU Corp.+	80,000	6,370
Unisource Energy Corp.	138,700	4,296

		50,908

Entertainment & Leisure — 0.3%
The Walt Disney Co.+	111,000	3,189

Finance — 3.3%
Lehman Brothers Holdings, Inc.+	84,000	7,909
Prudential Financial, Inc.	158,000	9,069
Charles Schwab Corp.	1,058,000	11,119
Royal Bank of Scotland Group Plc	115,000	3,660

		31,757

Food & Beverages — 2.6%
Coca-Cola Co.	223,000	9,293
General Mills, Inc.+	321,000	15,777

		25,070

Hotels & Resorts — 0.5%
Marriott International, Inc.	64,000	4,279

Insurance — 8.8%
American International Group, Inc.	180,000	9,974
Assurant, Inc.	285,000	9,604
Genworth Financial, Inc.	337,000	9,274
Hartford Financial Services Group, Inc.	51,400	3,524
Loews Corp.	133,000	9,781
Marsh & Mclennan Cos., Inc.	555,000	16,883
SAFECO Corp.	209,000	10,180
St. Paul Cos., Inc.+	142,000	5,216
White Mountains Insurance Group Ltd.	16,000	9,736

		84,172

Machinery & Heavy Equipment — 1.1%
Deere & Co.	152,000	10,204

Medical Instruments & Devices — 1.0%
Boston Scientific Corp.*	326,000	9,548

Medical Services & Equipment — 1.8%
Baxter International, Inc.	216,000	7,340
Cardinal Health, Inc.	182,000	10,155

		17,495

Metal Components & Products — 1.8%
Alcoa, Inc.	97,000	2,948
Nucor Corp.+	248,000	14,275

		17,223

Metals & Mining — 3.2%
Newmont Mining Corp.	432,200	18,260
Teck Cominco Ltd.*	328,184	12,166

		30,426

Oil & Gas — 6.0%
Amerada Hess Corp.+	157,000	15,105
Baker Hughes, Inc.	174,000	7,741
ChevronTexaco Corp.	100,880	5,882
Devon Energy Corp.	76,990	3,676
Imperial Oil Ltd.	81,000	6,168
Murphy Oil Corp.+	102,000	10,071
Royal Dutch Petroleum Co. ADR+	153,000	9,186

		57,829

Paper & Related Products — 1.1%
Bowater, Inc.+	125,000	4,709
Potlatch Corp.	132,000	6,213

		10,922

Pharmaceuticals — 4.9%
AmerisourceBergen Corp.	174,309	9,986
Bristol-Myers Squibb Co.+	259,000	6,594
Merck & Co., Inc.	369,000	11,945
Schering-Plough Corp.	340,000	6,171
Wyeth	295,000	12,443

		47,139

Printing & Publishing — 1.5%
New York Times Co.	104,000	3,804
Washington Post Co., Class B	11,600	10,371

		14,175

Retail — 2.2%
CVS Corp.	159,000	8,366
Gap, Inc.+	116,315	2,540
Home Depot, Inc.+	157,000	6,004
Petrie Stores Corp.*	1,380,000	759
RadioShack Corp.	125,700	3,080

		20,749

Services - Commercial — 0.9%
ServiceMaster Co.	629,100	8,493

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
The Flexibly Managed Fund

	Number	Value
	Of Shares	(000)

Telecommunications — 3.1%
Qwest Communications International, Inc.*+	1,673,100	$6,191
Sprint Corp.	396,000	9,009
Telus Corp. ADR	75,000	2,411
Telus Corp.	19,900	613
Verizon Communications, Inc.	304,000	10,792

		29,016

Transportation & Related Services — 2.7%
Burlington Northern Santa Fe Corp.	126,000	6,795
CSX Corp.	177,000	7,372
Ryder Systems, Inc.	269,000	11,218

		25,385

Waste Management — 0.6%
Waste Management, Inc.	209,000	6,030

TOTAL COMMON STOCKS (Cost $515,482)		708,546

	Par
	(000)	Value (000)

CORPORATE BONDS — 15.3%

Broadcast/Media — 2.2%
Liberty Media Corp.
0.750%, 03/30/23	8,700	9,527
3.250%, 03/15/31+	10,800	9,221
XM Satellite Radio Holdings, Inc.
12.000%, 06/15/10	777	905
12.166%**, 12/31/09	1,415	1,443

		21,096

Computer Services & Software — 0.4%
Red Hat, Inc.
0.500%, 01/15/24^	4,405	3,590

Diversified Operations — 0.6%
Tyco International Ltd. 144A @
3.125%, 01/15/23^	1,175	1,859
2.750%, 01/15/18^	2,350	3,502

		5,361

Electronic Components & Semiconductors — 0.1%
Oak Industries, Inc.
4.875%, 03/01/08	1,000	1,035

Finance — 1.2%
CapitalSource, Inc. 144A @
3.500%, 07/15/34^	3,250	3,193
General Motors Acceptance Corp.
6.750%, 12/01/14	10,000	8,638

		11,831

Food & Beverages — 1.0%
General Mills, Inc. 144A @
1.919%**, 10/28/22	13,400	9,497

Hotels & Resorts — 0.6%
Host Marriott Corp.^
3.250%, 03/15/24	5,660	6,169

Insurance — 2.1%
Loews Corp.
3.125%, 09/15/07	11,900	11,989
Radian Group, Inc.
2.250%, 01/01/22	1,700	1,681
Scottish Re Group Ltd.
4.500%, 12/01/22	349	412
Selective Insurance Group
1.616%, 09/24/32	3,600	2,205
USF&G Corp.
4.421%**, 03/03/09	4,784	3,953

		20,240

Paper & Related Products — 1.0%
International Paper Co.
3.682%**, 06/20/21	17,460	$9,581

Pharmaceuticals — 2.9%
Atherogenics, Inc.
1.500%, 02/01/12^	375	292
Human Genome Sciences, Inc.
2.250%, 10/15/11^	3,685	3,128
King Pharmaceuticals, Inc.
2.750%, 11/15/21	3,900	3,700
Roche Holdings, Inc. 144A @
3.618%**, 07/25/21^	32,550	20,321

		27,441

Retail — 0.1%
Lowe’s Cos., Inc. 144A @
2.500%**, 02/16/21	1,300	1,220

Telecommunications — 2.7%
Corning, Inc.
5.673%**, 11/08/15	12,150	9,599
Crown Castle International Corp.
4.000%, 07/15/10	3,000	5,227
Lucent Technologies, Inc.
8.000%, 08/01/31+	10,200	10,544

		25,370

Transportation & Related Services — 0.4%
Delta Air Lines, Inc.
2.875%, 02/18/24+^	8,210	3,294
8.000%, 06/03/23+	1,100	446

		3,740

TOTAL CORPORATE BONDS (Cost $144,022)		146,171

	Number	Value
	Of Shares	(000)

PREFERRED STOCKS — 6.6%

Automobiles & Related — 0.7%
Ford Motor Co. Capital Trust II 6.500%	150,000	6,801

Chemicals — 0.3%
Hercules, Inc. 6.500%	4,083	3,267

Consumer Products — 1.1%
Newell Financial Trust I 5.250%	217,300	10,077

Containers — 0.6%
Owens-Illinois, Inc. 4.750%	133,100	5,530

Energy Resources & Services — 0.5%
Entergy Gulf States, Inc. 7.000%	3,401	177
NRG Energy, Inc. 4.000%^	4,600	4,768
Southern California Edison Co. 6.050%	2,600	255

		5,200

Insurance — 2.2%
Fortis Insurance NV 7.750%^	1,600	1,700
Genworth Financial, Inc. 6.000%	156,000	5,007
Scottish Re Group Ltd. 5.875%	135,000	3,641
Travelers Property Casualty Corp. 4.500%	282,000	6,238
XL Capital Ltd. 6.500%	179,000	4,287

		20,873

Medical Services & Equipment — 0.1%
Baxter International, Inc. 7.000%	16,000	862

Oil & Gas — 1.3%
Amerada Hess Corp. 7.000%	65,000	5,453
Pacific Gas & Electric Co. 6.300%	6,750	171

		5,624

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Concluded)
The Flexibly Managed Fund

	Number	Value
	Of Shares	(000)

Pharmaceuticals — 0.4%
Schering-Plough Corp. 6.000%	79,000	$3,974

Waste Management — 0.1%
Allied Waste Industries, Inc. 6.250%	4,600	1,092

TOTAL PREFERRED STOCKS (Cost $56,624)		63,300

SHORT-TERM INVESTMENTS — 3.9%

T. Rowe Price Reserve Investment Fund
(Cost $36,980)	36,979,547	36,980

TOTAL INVESTMENTS — 99.9% (Cost $753,108)		954,997

	Par
	(000)

SECURITIES LENDING COLLATERAL — 12.4%

Banco Santander PR CD Var RT 2.7250%, 04/07/05	4,142	4,142
Chase Del TD 2.843%, 04/01/05	4,101	4,101
Countrywide CP 2.82%, 04/28/05	5,349	5,349
Eurphypo CD 2.780%, 04/18/05	8,649	8,649
Fortis Bank CD 1.775%, 06/06/05	2,315	2,315
Goldman Sachs FRN 2.955%, 04/01/05	12,293	12,293
Institutional Money Market Trust 2.804%, 04/01/05	26,054	26,054
Lehman Bros FRN 2.935%, 04/01/05	2,536	2,536
Liberty ST FDG ABCP 2.800%, 04/22/05	5,479	5,479
Merrill Lynch MSTR NT 2.975%, 04/01/05	3,132	3,132
Morgan Stanley FRN 2.820%, 04/01/05	6,889	6,889
Morgan Stanley FRN 2.840%, 04/01/05	7,366	7,366
Natexis FRN 2.925%, 04/01/05	7,885	7,885
Societe Generale TD 2.875%, 04/01/05	13,049	13,049
Thames ABCP 2.800%, 04/20/05	9,724	9,724

TOTAL SECURITIES LENDING COLLATERAL (Cost $118,963)		118,963

LIABILITES IN EXCESS OF OTHER ASSESTS — (12.3)%		$(117,554)

NET ASSETS APPLICABLE TO 37,024,737 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$956,407

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$25.83

*	Non-Income Producing Security

+	Security position is either entirely or partially on loan at March 31, 2005.

**	Effective Yield

^	Illiquid Security. The total market value of illiquid securities at March 31, 2005 was $51,816,127.

ADR-American Depository Receipt

ABCP-Asset Backed Commercial Paper

CD-Certificate of Deposit

CP-Commercial Paper

FRN-Floating Rate Note

MSTR NT - Master Note

TD-Time Deposit

(a) At March 31, 2005, the cost for Federal income tax purposes was $754,310,275. Net unrealized appreciation was $200,687,200. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $234,317,991 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $33,630,791.

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The International Equity Fund

	Number	Value
	of Shares	(000)

COMMON STOCKS — 99.4%

Australia — 12.7%
Insurance Australia Group Ltd.	341,890	$1,674
Macquarie Airports	1,142,080	2,884
Macquarie Bank Ltd.	146,100	5,419
Tabcorp Holdings Ltd.	199,665	2,595
Wes Farmers Ltd.	66,600	2,044
Westfield Group	321,268	4,017
Woolworths Ltd.	235,929	2,925

		21,558

Belgium — 1.3%
Colruyt NV	14,525	2,256

Brazil — 3.0%
Banco Itau Holding Financeira S.A.	16,617	2,701
Souza Cruz S.A.	199,600	2,392

		5,093

France — 2.9%
BNP Paribas S.A.	35,600	2,522
M6 Metropole Television	86,800	2,430

		4,952

Germany — 1.5%
Puma AG	10,150	2,541

Hong Kong — 1.4%
Esprit Holdings Ltd.	353,500	2,413

India — 7.1%
HDFC Bank Ltd.ADR	94,600	3,976
Infosys Technologies Ltd.	102,700	5,297
ITC Ltd. GDR	90,200	2,720

		11,993

Ireland — 4.8%
Anglo Irish Bank Corp.	173,009	4,333
Anglo Irish Bank Corp.	152,092	3,805

		8,138

Japan — 5.8%
Daito Trust Construction Co. Ltd.	51,800	2,174
Millea Holdings, Inc.	281	4,088
Toyota Motor Corp.	97,100	3,613

		9,875

Korea — 6.3%
Korea Tobacco & Genseng Corp.	83,600	2,717
Lotte Chilsung Beverage Co. Ltd.	2,930	2,903
Pacific Corp.	11,330	2,711
S1 Corp.	60,840	2,444

		10,775

Singapore — 1.1%
Singapore Airport Terminal Services Ltd.	1,421,500	1,808

South Africa — 2.2%
Remgro Ltd.	247,200	3,712

Spain — 9.9%
Banco Popular	49,050	3,173
Enagas	425,400	6,485
Red Electrica de Espana	288,300	7,138

		16,796

Switzerland — 8.1%
Kuehne & Nagel International AG	16,000	3,451
Lindt & Spruengli AG	1,723	2,544
Nestle AG	18,715	5,121
UBS AG	31,400	2,652

		13,768

United Kingdom — 31.3%
Barratt Developments Plc	321,600	4,008
British American Tobacco Plc	324,270	5,717
Cadbury Schweppes Plc	310,233	3,110
Diageo Plc	321,103	4,527
Imperial Tobacco Group Plc	133,368	3,501
Johnston Press Plc	361,863	3,727
Kensington Group Plc	292,500	3,289
Northern Rock Plc	468,912	7,036
Reckitt Benckiser Plc	91,490	2,908
Royal Bank of Scotland Group Plc	123,763	3,938
Signet Group Plc	1,376,320	2,796
Tesco	1,426,263	8,531

		53,088

TOTAL COMMON STOCK (Cost $120,085) (a)		168,766

SHORT-TERM INVESTMENTS — 0.4%

BlackRock Provident Institutional Funds — TempCash	393,055	393
BlackRock Provident Institutional Funds — TempFund	393,055	393

TOTAL SHORT-TERM INVESTMENTS (Cost $786)		786

TOTAL INVESTMENTS — 99.8% (Cost $120,871)		169,552

OTHER ASSETS IN EXCESS OF LIABILITES — 0.2%		250

NET ASSETS APPLICABLE TO 9,401,249 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$169,802

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$18.06

ADR — American Depository Receipt

GDR — Global Depository Receipt

(a) At March 31, 2005, the cost for Federal income tax purposes was $120,889,976. Net unrealized appreciation was $48,662,090. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $48,885,878 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $223,788.

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Concluded)
The International Equity Fund

COMMON STOCKS	% of Market	Value
INDUSTRY DIVERSIFICATION	Value	(000)

Automobiles & Related	2.1%	$3,613
Banking	22.0%	36,904
Broadcast/Media	1.5%	2,430
Building & Real Estate	6.0%	10,199
Computer — Internet Services & Software	3.1%	5,297
Consumer Products	16.2%	27,354
Cosmetics & Toiletries	1.6%	2,711
Diversified Operations	3.4%	5,756
Energy Resources & Services	8.1%	13,623
Finance	3.5%	5,940
Food & Beverages	10.8%	18,204
Hotels & Gaming	1.5%	2,595
Insurance	3.4%	5,762
Printing & Publishing	2.2%	3,727
Retail	9.8%	16,507
Services — Commercial	2.8%	4,693
Transportation & Related Services	2.0%	3,451

	100.0%	$168,766

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Small Cap Growth Fund

	Number of	Value
	Shares	(000)

COMMON STOCKS — 99.5%

Advertising — 1.9%
Ventiv Health, Inc.*	87,000	$2,001

Aerospace & Defense — 2.3%
ARGON ST, Inc. *	40,000	1,320
United Industrial Corp.	36,000	1,066

		2,386

Agricultural Products — 2.6%
The Andersons, Inc.	50,000	1,550
Terra Industries Inc.*	150,000	1,164

		2,714

Automobiles & Related — 1.9%
A.S.V., Inc.*	50,000	1,982

Banking — 0.9%
PrivateBancorp, Inc.	30,000	942

Broadcast/Media — 1.6%
Central European Media Enterprises Ltd.*	33,000	1,632

Building Products & Supplies — 2.9%
Building Materials Holding Corp.	40,000	1,779
Healthcare Services Group, Inc.	50,000	1,213

		2,992

Chemicals — 1.3%
American Vanguard Corp.+	30,000	1,346

Commercial Services — 0.1%
Five Star Quality Care, Inc.*	14,900	126

Computer — Internet — Communications — 2.0%
J2 Global Communications, Inc.*	60,000	2,059

Computer — Internet Services & Software — 3.9%
Ixia*	67,825	1,207
Jupitermedia Corp.*	50,000	775
Online Resources Corp.*	119,600	1,054
Perficient, Inc.*	125,000	961

		3,997

Computer Services & Software — 7.7%
iVillage, Inc.*	100,000	609
Komag, Inc.*	100,000	2,235
Merge Technologies, Inc.*	81,600	1,432
Platinum Software Corp.*	100,000	1,310
Quality Systems, Inc.	45,000	1,905
Tyler Corp.*	55,200	420

		7,911

Consumer Products — 0.4%
JAKKS Pacific, Inc.*	18,700	401

Cosmetics & Toiletries — 2.1%
Chattem, Inc.*	49,000	2,179

Electronic Components & Semiconductors — 3.0%
ADE Corp.*	75,700	1,681
Bel Fuse, Inc.	34,300	1,039
Daktronics, Inc.*	16,300	353

		3,073

Entertainment & Leisure — 2.1%
Steiner Leisure Ltd.*	65,000	2,125

Finance — 1.6%
Portfolio Recovery Associates, Inc.*	50,000	1,702

Food & Beverages — 1.8%
Great Atlantic & Pacific Tea Co., Inc.*+	85,000	1,267
Peet’s Coffee & Tea, Inc.*	22,450	553

		1,820

Healthcare — 9.0%
Amedisys, Inc.*	60,000	$1,815
American Healthways, Inc.*	55,000	1,816
Matria Healthcare, Inc.*	48,900	1,502
Psychiatric Solutions, Inc.*	60,000	2,760
Sunrise Senior Living, Inc.*	30,000	1,458

		9,351

Human Resources — 1.2%
Hiedrick & Struggles International, Inc.*	35,000	1,287

Instruments — Controls — 0.2%
Color Kinetics Inc.*	24,400	246

Insurance — 2.5%
American Physicians Capital, Inc.*	35,900	1,230
Safety Insurance Group, Inc.	42,900	1,328

		2,558

Machinery & Heavy Equipment — 2.3%
Applied Industrial Technologies, Inc.	87,150	2,370

Manufacturing — 2.7%
Brush Engineered Materials, Inc.*	50,000	952
Stewart & Stevenson Services, Inc.	80,000	1,831

		2,783

Medical Services & Equipment — 8.3%
Intuitive Surgical, Inc.*	50,000	2,273
IRIS International Inc.*	140,000	1,572
LCA-Vision, Inc.	49,000	1,632
Option Care, Inc.	100,000	2,059
Serologicals Corp.*+	44,800	1,095

		8,631

Medical Supplies & Equipment — 4.6%
Cantel Medical Corp.*	90,000	2,607
Medicore, Inc.*	80,000	940
Palomar Medical Technologies, Inc.*+	44,800	1,208

		4,755

Metal Components & Products — 0.2%
Novamerican Steel, Inc.*+	4,250	213

Metals & Mining — 0.7%
Universal Stainless & Alloy Products, Inc.*	50,000	702

Oil & Gas — 5.2%
Atwood Oceanics, Inc.*	30,000	1,996
Pioneer Drilling Co.*	110,000	1,515
Remington Oil & Gas Corp.*	60,000	1,891

		5,402

Personal Services — 2.3%
Bright Horizons Family Solutions, Inc.*	70,000	2,362

Pharmaceuticals — 2.7%
Bone Care Intl Inc. *	25,700	667
United Therapeutics Corp.*	46,000	2,102

		2,769

Retail — 5.2%
Deckers Outdoor Corp.*	33,500	1,197
Stein Mart, Inc.*	70,000	1,575
TBC Corp.*	40,000	1,115
True Religion Apparel, Inc.*+	120,000	1,482

		5,369

Security Technology — 1.5%
American Science & Engineering, Inc.*	33,500	1,498

Semiconductors — 0.8%
IXYS Corp.*	70,000	801

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Concluded)
The Small Cap Growth Fund

	Number of	Value
	Shares	(000)

COMMON STOCKS — (Continued)

Services — Commercial — 2.7%
Navigant Consulting, Inc.*	37,000	$1,008
SFBC International, Inc.*	52,000	1,832

		2,840

Telecommunications — 2.4%
Comtech Telecommunications Corp.*	30,000	1,563
Harmonic, Inc.*	100,000	956

		2,519

Transportation & Related Services — 4.9%
Forward Air Corp.	24,900	1,060
Greenbrier Cos., Inc.	45,700	1,604
Hub Group, Inc.*	30,000	1,880
Nordic American Tanker Shipping Ltd.	10,800	512

		5,056

TOTAL COMMON STOCKS (Cost $89,409)		102,900

SHORT-TERM INVESTMENTS — 2.1%

BlackRock Provident Institutional Funds — TempCash	1,090,999	1,091
BlackRock Provident Institutional Funds Funds — TempFund	1,091,000	1,091

TOTAL SHORT-TERM INVESTMENTS (Cost $2,182)		2,182

TOTAL INVESTMENTS — 101.6% (Cost $91,591) (a)		105,082

	Par	Value
	(000)	(000)

SECURITIES LENDING COLLATERAL — 7.4%

Chase Del TD 2.843% 04/01/05	70	70
Countrywide CP 2.810% 04/27/05	1,050	1,050
Institutional Money Market Trust 2.804% 04/01/05	4,000	4,000
Merrill Lynch Master Note 2.975% 04/01/05	481	481
Societe Generale TD 2.875% 04/01/05	2,003	2,003

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,604)		7,604

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(9,279)

NET ASSETS APPLICABLE TO 5,792,079 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$103,407

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$ 17.85

*	Non-Income Producing Security

+	Security position is either entirely or partially on loan at March 31, 2005.

CP- Commercial Paper

TD - Time Deposit

(a) At March 31, 2005, the cost for Federal income tax purposes was $91,985,771. Net unrealized appreciation was $13,095,926. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,713,825 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,617,899.

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Index 500 Fund

	Number	Value
	of Shares	(000)

COMMON STOCKS — 98.1%

Advertising — 0.2%
Interpublic Group of Cos., Inc.*	9,544	$117
Monster Worldwide, Inc.*	2,724	77
Omnicom Group, Inc.+	4,205	372

		566

Aerospace & Defense — 1.8%
Boeing Co.	18,787	1,098
General Dynamics Corp.	4,516	483
Lockheed Martin Corp.	9,060	553
Northrop Grumman Corp.	8,131	439
Raytheon Co.	10,226	396
Rockwell Collins, Inc.	4,026	192
United Technologies Corp.	11,559	1,175

		4,336

Agricultural Products — 0.3%
Archer-Daniels Midland Co.+	14,064	346
Monsanto Co.	6,009	388

		734

Automobiles & Related — 0.9%
AutoNation, Inc.*	5,096	97
Cooper Tire & Rubber Co.+	1,583	29
Dana Corp.	3,389	43
Delphi Automotive Systems Corp.	12,665	57
Ford Motor Co.	41,322	468
General Motors Corp.+	12,747	375
Genuine Parts Co.+	3,943	171
Goodrich Corp.	2,709	104
Goodyear Tire & Rubber Co.*	3,967	53
Harley-Davidson, Inc.+	6,589	381
Navistar International Corp.*	1,484	54
PACCAR, Inc.	3,920	284
Visteon Corp.	2,923	17

		2,133

Banking — 6.2%
AmSouth Bancorp	8,014	208
Bank of America Corp.+	91,488	4,035
Bank of New York Co., Inc.	17,568	510
BB&T Corp.	12,378	484
Comerica, Inc.	3,841	212
Compass Bancshares, Inc.	2,788	127
Fifth third Bancorp+	11,738	504
First Horizon National Corp.	2,778	113
Golden West Financial Corp.	6,373	386
Huntington Bancshares, Inc.	5,232	125
KeyCorp	9,170	298
M&T Bank Corp.	2,219	226
Marshall & Ilsley Corp.	4,689	196
Mellon Financial Corp.	9,564	273
National City Corp.	13,411	449
North Fork Bancorp, Inc.	10,622	295
Northern Trust Corp.	4,590	199
PNC Financial Services Group	6,378	328
Regions Financial Corp.	10,485	340
Sovereign Bancorp, Inc.+	8,458	187
SunTrust Banks, Inc.	7,655	552
U.S. Bancorp	41,829	1,206
Wachovia Corp.+	35,784	1,822
Wells Fargo & Co.+	38,272	2,289
Zions Bancorp	2,027	140

		15,504

Broadcast/Media — 3.0%
Clear Channel Communications, Inc.*+	11,895	410
Comcast Corp.*+	49,925	1,686
Gannett Co., Inc.+	5,668	448
McGraw-Hill Cos., Inc.	4,298	375
Meredith Corp.	1,026	48
News Corp.	64,698	1,095
Time Warner, Inc.*	103,726	1,821
Univision Communications, Inc.*	6,587	182
Viacom, Inc.	38,481	1,340

		7,405

Building & Real Estate — 0.1%
KB Home	940	110
Pulte Corp.+	2,674	197

		307

Building Products & Supplies — 0.3%
American Standard Cos., Inc.*	4,066	189
Centex Corp.	2,856	164
Masco Corp.	10,111	350
Vulcan Materials Co.	2,322	132

		835

Chemicals — 1.6%
Air Products & Chemicals, Inc.	5,136	325
Ashland Oil, Inc.	1,496	101
Dow Chemical Co.	21,521	1,073
Du Pont (E.I.) De Nemours and Co.	22,501	1,153
Eastman Chemical Co.	1,758	104
Ecolab, Inc.	4,983	165
Englehard Corp.	2,757	83
Great Lakes Chemical Corp.	1,160	37
Hercules, Inc.*	2,527	37
Pall Corp.	2,798	76
PPG Industries, Inc.	3,909	279
Praxair, Inc.	7,284	349
Rohn & Haas Co.	4,388	210
Sigma-Aldrich Corp.	1,553	95

		4,087

Computer — Internet Services & Software — 1.0%
eBay, Inc.*+	27,316	1,018
Symantec Corp.*	16,013	341
Yahoo!, Inc.*	29,429	998

		2,357

Computer — Network Products & Services — 1.4%
Cisco Systems, Inc.*	145,888	2,610
International Game Technology, Inc.*	7,787	208
Network Appliance, Inc.*	8,263	228
Sun Microsystems, Inc.*	76,236	308
Symbol Technologies, Inc.	5,476	79

		3,433

Computer Services & Software — 4.9%
Adobe Systems, Inc.+	5,491	369
Affiliated Computer Services, Inc.*+	2,858	152
Autodesk, Inc.	5,179	154
Automatic Data Processing, Inc.	13,160	592
BMC Software, Inc.*	4,999	75
Citrix Systems, Inc.*+	3,825	91
Computer Associates International, Inc.	12,011	326
Computer Sciences Corp.*	4,313	198
Compuware Corp.*	8,741	63
Electronic Arts, Inc.*+	6,949	360
Electronic Data Systems Corp.	11,683	241
EMC Corp.*	54,291	669
First Data Corp.	18,098	711
Intuit, Inc.*	4,184	183
Lexmark International, Inc.*	2,857	228
Mercury Interactive Corp.*+	1,905	90
Microsoft Corp.	228,371	5,520

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
The Index 500 Fund

	Number	Value
	of Shares	(000)

Computer Services & Software — (Continued)
NCR Corp.*	4,202	$142
Novell, Inc.*	8,553	51
Oracle Corp.*+	101,413	1,266
Parametric Technology Corp.*	6,104	34
Sabre Holdings Corp.+	2,968	65
Siebel Systems, Inc.*	11,618	106
SunGard Data Systems, Inc.*	6,519	225
Unisys Corp.*	7,612	54
VERITAS Software Corp.*	9,527	221

		12,186

Computers & Office Equipment — 3.2%
Apple Computer, Inc.*+	18,443	769
Dell, Inc.*	55,498	2,132
Gateway, Inc.*	6,746	27
Hewlett-Packard Co.	65,351	1,434
International Business Machines Corp.	36,847	3,367
Pitney Bowes, Inc.	5,209	235

		7,964

Consumer Products — 2.3%
Altria Group, Inc.	46,687	3,053
Brunswick Corp.	2,186	102
Cendant Corp.	23,814	489
Clorox Co.+	3,461	218
Fortune Brands, Inc.	3,270	264
Hasbro, Inc.+	3,767	77
Mattel, Inc.	9,404	201
Maytag Corp.+	1,794	25
Newell Rubbermaid, Inc.	6,202	136
NIKE, Inc.+	5,184	432
Reebok International Ltd.	1,264	56
Reynolds American, Inc.	2,628	212
UST, Inc.	3,731	193
V.F. Corp.	2,256	133
Whirlpool Corp.	1,508	102

		5,693

Containers — 0.1%
Ball Corp.	2,481	103
Bemis Co., Inc.	2,416	75
Pactiv Corp.*	3,349	78
Sealed Air Corp.*	1,885	98

		354

Cosmetics & Toiletries — 2.4%
Alberto Culver Co.	1,913	92
Avon Products, Inc.	10,642	457
Colgate-Palmolive Co.	11,860	619
Gillette Co.	22,373	1,129
Kimberly-Clark Corp.	10,862	714
Procter & Gamble Co.	56,933	3,017

		6,028

Diversified Operations — 5.6%
3M Co.	17,433	1,494
Eaton Corp.	3,450	226
Fisher Scientific International, Inc.*	2,647	151
General Electric Co.	239,218	8,626
Honeywell International, Inc.	19,201	714
Illinois Tool Works, Inc.	6,200	555
International Flavors & Fragrances, Inc.	1,999	79
ITT Industries, Inc.+	2,082	188
Leggett & Platt, Inc.	4,307	124
Textron, Inc.	3,050	227
Tyco International Ltd.+	45,437	1,536

		13,920

Education — 0.1%
Apollo Group, Inc.*	3,740	277

Electronic Components & Semiconductors — 3.3%
Advanced Micro Devices, Inc.*	8,891	143
Agilent Technologies, Inc.*	9,755	217
Altera Corp.*	8,402	166
Analog Devices, Inc.	8,407	304
Applied Materials, Inc.*	37,641	612
Applied Micro Circuits Corp.*	6,953	23
Broadcom Corp.*	6,564	196
Freescale Semiconductor, Inc.*	9,062	156
Intel Corp.	140,540	3,265
Jabil Circuit, Inc.*	4,142	118
KLA-Tencor Corp.*+	4,435	204
Linear Technology Corp.	6,930	266
LSI Logic Corp.*	8,687	49
Maxim Integrated Products, Inc.	7,373	301
Micron Technology, Inc.*+	13,853	143
Molex, Inc.*	3,784	100
National Semiconductor Corp.*	8,019	165
Novellus Systems, Inc.*	3,154	84
NVIDIA Corp.*	3,751	89
PMC-Sierra, Inc.*	4,057	36
QLogic Corp.*	2,072	84
Sanmina-SCI Corp.*	11,813	62
Solectron Corp.*	21,916	76
Tektronix, Inc.*	2,017	49
Teradyne, Inc.*	4,382	64
Texas Instruments, Inc.+	38,849	990
Xilinx, Inc.*+	7,865	230

		8,192

Energy Resources & Services — 3.4%
AES Corp.*	14,643	240
Allegheny Energy, Inc.+	3,102	64
Ameren Corp.	4,407	216
American Electric Power Co., Inc.+	8,652	295
American Power Conversion Corp.*	4,057	106
Calpine Corp.*+	12,059	34
Centerpoint Energy, Inc.	6,530	79
Cinergy Corp.	4,319	175
CMS Energy Corp.*+	4,863	63
Consolidated Edison, Inc.	5,474	231
Constellation Energy Group, Inc.	3,991	206
Cooper Industries Ltd.	2,091	150
Dominion Resources, Inc.	7,686	572
DTE Energy Co.	3,926	179
Duke Energy Corp.+	21,169	593
Edison International*	7,353	255
Emerson Electric Co.	9,463	614
Entergy Corp.	4,810	340
Exelon Corp.	15,004	689
FirstEnergy Corp.	7,444	312
FPL Group, Inc.	8,828	354
KeySpan Corp.	3,629	141
NiSource, Inc.	6,121	139
PG&E Corp.*	8,141	278
Pinnacle West Capital Corp.	2,066	88
PPL Corp.	4,268	230
Progress Energy, Inc.	5,575	234
Public Service Enterprise Group, Inc.	5,379	293
Southern Co.	16,765	534
Teco Energy, Inc.	4,661	73
TXU Corp.+	5,421	432
Xcel Energy, Inc.	9,048	155

		8,364

Entertainment & Leisure — 0.9%
Carnival Corp.+	11,890	616
Harrah’s Entertainment, Inc.+	2,569	166

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)(Continued)
The Index 500 Fund

	Number	Value
	of Shares	(000)

Entertainment & Leisure — (continued)
The Walt Disney Co.	46,208	$1,327

		2,109

Fiber Optics — 0.0%
JDS Uniphase Corp.*	32,605	54

Finance — 9.1%
Ambac Financial Group, Inc.	2,452	183
American Express Co.	26,476	1,360
Bear Stearns Cos., Inc.	2,556	255
H&R Block, Inc.	3,729	189
Capital One Financial Corp.+	5,578	417
Charles Schwab Corp.	25,909	272
CIT Group, Inc.	4,758	181
Citigroup, Inc.	117,933	5,300
Countrywide Financial Corp.	13,099	425
E*TRADE Financial Corp.*	8,365	100
Equifax, Inc.	3,048	94
Federal National Mortgage Association+	21,845	1,190
Federated Investors, Inc.	2,147	61
Franklin Resources, Inc.	4,464	307
Freddie Mac	15,527	981
Goldman Sachs Group, Inc.	10,105	1,112
Janus Capital Group, Inc.	5,332	74
JPMorgan Chase & Co.	80,205	2,775
Lehman Brothers Holdings, Inc.+	6,229	587
MBIA, Inc.+	3,176	166
MBNA Corp.	28,836	708
Merrill Lynch & Co., Inc.	21,008	1,189
Moody’s Corp.	3,095	250
Morgan Stanley	25,113	1,438
Paychex, Inc.	8,026	263
Providian Financial Corp.*	6,615	114
Prudential Financial, Inc.	11,826	679
SLM Corp.	9,701	483
State Street Corp.	7,527	329
Synovus Financial Corp.	7,015	195
T. Rowe Price Group, Inc.	2,793	166
Washington Mutual, Inc.+	19,708	778

		22,621

Food & Beverages — 3.6%
Anheuser-Busch Cos., Inc.+	17,535	831
Brown-Forman Corp.*	2,034	111
Campbell Soup Co.	7,349	213
Coca-Cola Co.	51,130	2,131
Coca-Cola Enterprises, Inc.	7,960	163
ConAgra Foods, Inc.	11,634	314
General Mills, Inc.+	8,239	405
Heinz (H.J.) Co.	7,900	291
Hershey Foods Corp.	4,937	298
Kellogg Co.	7,921	343
McCormick & Co., Inc.	3,064	106
Molson Coors Brewing Co.	1,814	140
Pepsi Bottling Group, Inc.	4,462	124
PepsiCo, Inc.	37,875	2,009
Safeway, Inc.*	10,099	187
Sara Lee Corp.	17,814	395
Sysco Corp.	14,374	515
Wm. Wrigley Jr., Co.	4,414	289

		8,865

Forest Products — 0.1%
Plum Creek Timber Co.	4,148	148

Healthcare — 1.2%
HCA-The Healthcare Corp.	9,290	498
Health Management Associates, Inc.+	5,507	144
Humana, Inc.*+	3,629	116
IMS Health, Inc.	5,235	128
Manor Care, Inc.	1,945	70
McKesson Corp.	6,662	251
Medco Health Solutions, Inc.*+	6,214	308
Tenet Healthcare Corp.*+	10,569	122
UnitedHealth Group, Inc.	14,477	1,381

		3,018

Hotels & Resorts — 0.3%
Hilton Hotels Corp.	8,682	194
Marriott International, Inc.	4,534	303
Starwood Hotels & Resorts Worldwide, Inc.+	4,795	288

		785

Human Resources — 0.0%
Robert Half International, Inc.	3,633	98

Instruments — Controls — 0.3%
Johnson Controls, Inc.	4,314	241
Millipore Corp.*	1,122	49
Parker Hannifin Corp.	2,712	165
PerkinElmer, Inc.	2,923	60
Thermo Electron Corp.*	3,609	91
Waters Corp.*+	2,727	98

		704

Insurance — 4.5%
ACE Ltd.	6,414	265
Aetna, Inc.+	6,643	498
Aflac, Inc.	11,326	422
Allstate Corp.	15,329	829
American International Group, Inc.	58,783	3,257
Aon Corp.	7,142	163
Chubb Corp.	4,323	343
CIGNA Corp.	2,969	265
Cincinnati Financial Corp.	3,586	156
Hartford Financial Services Group, Inc.	6,674	457
Jefferson-Pilot Corp.	3,081	151
Lincoln National Corp.	3,934	177
Loews Corp.	3,602	265
Marsh & McLennan Cos., Inc.	11,937	363
MetLife, Inc.+	16,541	647
MGIC Investment Corp.	2,184	135
Principal Financial Group, Inc.	6,760	260
Progressive Corp.+	4,518	415
SAFECO Corp.	2,870	140
St. Paul Cos., Inc.+	15,109	555
Torchmark Corp.	2,439	127
UnumProvident Corp.+	6,715	114
WellPoint, Inc.*	6,883	863
XL Capital Ltd.	3,137	227

		11,094

Machinery & Heavy Equipment — 1.0%
Black & Decker Corp.	1,810	143
Caterpillar, Inc.	7,739	707
Cummins, Inc.	965	68
Danaher Corp.	6,210	332
Deere & Co.	5,571	374
Dover Corp.	4,597	174
Ingersoll-Rand Co.	3,911	311
Rockwell Automation, Inc.	3,948	224
Snap-On, Inc.	1,307	41
Stanley Works+	1,696	77

		2,451

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)(Continued)
The Index 500 Fund

	Number	Value
	of Shares	(000)

Medical Instruments & Devices — 0.2%
Boston Scientific Corp.*	17,153	$502

Medical Services & Equipment — 2.9%
Amgen, Inc.*	28,273	1,646
Bausch & Lomb, Inc.	1,210	89
Baxter International, Inc.	13,986	475
Becton, Dickinson & Co.	5,708	333
Biomet, Inc.	5,702	207
C.R. Bard, Inc.	2,363	161
Cardinal Health, Inc.	9,786	546
Chiron Corp.*	3,331	117
Genzyme Corp.*	5,594	320
Guidant Corp.	7,280	538
Laboratory Corp. of America Holdings*	3,047	147
Medtronic, Inc.	27,298	1,391
Quest Diagnostics, Inc.*	2,060	217
St. Jude Medical, Inc.*	8,145	293
Stryker Corp.	8,456	377
Zimmer Holdings, Inc.*	5,567	433

		7,290

Metal Components & Products — 0.6%
Alcoa, Inc.	19,669	598
Allegheny Technologies, Inc.+	2,020	49
Freeport-McMoRan Copper & Gold, Inc.*	4,039	160
Nucor Corp.+	3,605	207
Phelps Dodge Corp.	2,181	222
United States Steel Corp.	2,576	131

		1,367

Metals & Mining — 0.2%
Newmont Mining Corp.	10,018	423

Office Equipment & Services — 0.1%
Xerox Corp.*	21,607	327

Office Supplies — 0.1%
Avery Dennison Corp.	2,293	142

Oil & Gas — 8.8%
Amerada Hess Corp.+	1,923	185
Anadarko Petroleum Corp.	5,345	407
Apache Corp.	7,368	451
Baker Hughes, Inc.	7,632	340
BJ Services Co.	3,666	190
Burlington Resources, Inc.	8,732	437
ChevronTexaco Corp.	47,496	2,769
ConocoPhillips	15,704	1,694
Devon Energy Corp.	10,820	517
Dynegy, Inc.	7,474	29
El Paso Energy Corp.	14,516	154
EOG Resources, Inc.	5,393	263
Exxon Mobil Corp.	144,114	8,589
Halliburton Co.	11,385	492
Kerr-McGee Corp.	3,683	288
Kinder Morgan, Inc.	2,478	188
Marathon Oil Corp.+	7,831	367
Nabors Industries Ltd.*	3,195	189
National-Oilwell Varco, Inc.*	3,787	177
NICOR, Inc.	995	37
Noble Corp.*+	3,059	172
Occidental Petroleum Corp.	8,965	638
Peoples Energy Corp.	855	36
Rowan Cos., Inc.	2,420	72
Schlumberger Ltd.	13,306	938
Sempra Energy	5,371	214
Sunoco, Inc.	1,565	162
Transocean, Inc.*	7,248	373
Unocal Corp.	6,106	377
Valero Energy Corp.	5,792	424
Williams Cos., Inc.	12,869	242
XTO Energy, Inc.	7,840	258

		21,669

Paper & Related Products — 0.5%
Georgia-Pacific Corp.	5,864	208
International Paper Co.	11,066	407
Louisiana-Pacific Corp.*	2,499	63
MeadWestvaco Corp.	4,573	145
Temple-Inland, Inc.	1,291	94
Weyerhaeuser Co.	5,478	375

		1,292

Pharmaceuticals — 7.6%
Abbott Laboratories	35,184	1,640
Allergan, Inc.+	2,970	206
AmerisourceBergen Corp.	2,507	144
Applera Corp. — Applied Biosystems Group	4,431	87
Biogen Idec, Inc.*	7,528	260
Bristol-Myers Squibb Co.+	44,102	1,123
Caremark Rx, Inc.*	10,313	410
Express Scripts, Inc.*	1,717	150
Forest Laboratories, Inc.*	7,930	293
Gilead Sciences, Inc.*	9,770	350
Hospira, Inc.*	3,522	114
Johnson & Johnson+	67,114	4,507
King Pharmaceuticals, Inc.*	5,451	45
Eli Lilly & Co.	25,564	1,332
MedImmune, Inc.*	5,613	134
Merck & Co., Inc.	49,834	1,613
Mylan Laboratories, Inc.	6,076	108
Pfizer, Inc.	168,383	4,423
Schering-Plough Corp.	33,289	604
Watson Pharmaceuticals, Inc.*	2,471	76
Wyeth	30,154	1,272

		18,891

Photography Equipment & Supplies — 0.1%
Eastman Kodak Co.+	6,470	211

Printing & Publishing — 0.3%
Donnelley (R.R.) & Sons Co.	4,861	154
Dow Jones & Co., Inc.+	1,593	59
Knight-Ridder, Inc.	1,703	115
New York Times Co.	3,290	120
Tribune Co.	6,731	268

		716

Restaurants — 0.8%
Darden Restaurants, Inc.	3,334	102
McDonald’s Corp.	28,711	894
Starbucks Corp.*	9,019	466
Wendy’s International, Inc.	2,572	100
Yum! Brands, Inc.*	6,576	341

		1,903

Retail — 6.2%
Albertson’s, Inc.+	8,306	172
AutoZone, Inc.*	1,527	131
Bed Bath & Beyond, Inc.*+	6,829	250
Best Buy Co., Inc.*	6,738	364
Big Lots, Inc.*+	2,547	31
Circuit City Stores, Inc.	4,317	69

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)(Continued)
The Index 500 Fund

	Number	Value
	of Shares	(000)

Retail — (Continued)
Coach, Inc.*	4,315	$244
Costco Wholesale Corp.*	10,660	471
CVS Corp.	9,029	475
Dillard’s, Inc.	1,594	43
Dollar General Corp.	6,803	149
Family Dollar Stores, Inc.+	3,785	115
Federated Department Stores, Inc.+	3,818	243
Gap, Inc.+	16,621	363
Home Depot, Inc.	49,561	1,895
Jones Apparel Group, Inc.*+	2,762	92
Kohl’s Corp.*	7,356	380
Kroger Co.*	16,524	265
Limited Brands	8,622	209
Liz Claiborne, Inc.	2,449	98
Lowe’s Cos., Inc.	17,440	996
May Department Stores Co.	6,589	244
Nordstrom, Inc.	2,845	157
Office Depot, Inc.*	7,059	156
OfficeMax, Inc.	2,109	71
Penney (J.C.) Co., Inc.	6,445	335
RadioShack Corp.	3,576	88
Sears Holding Corp.*	2,166	288
Sherwin-Williams Co.	2,856	126
Staples, Inc.+	11,177	351
SUPERVALU, Inc.	3,049	102
Target Corp.	20,209	1,011
Tiffany & Co.	3,283	113
TJX Cos., Inc.	10,875	268
Toys “R” Us, Inc.*	4,853	125
Walgreen Co.	23,052	1,024
Wal-Mart Stores, Inc.+	76,463	3,831

		15,345

Services — Commercial — 0.2%
Cintas Corp.	3,371	139
Convergys Corp.*	3,207	48
Fiserv, Inc.*	4,361	174
Fluor Corp.	1,930	107

		468

Telecommunications — 4.5%
ADC Telecommunications, Inc.*	18,298	36
Alltel Corp.+	6,828	375
Andrew Corp.*	3,633	43
AT&T Corp.	18,063	339
Avaya, Inc.*	10,833	127
BellSouth Corp.+	41,337	1,087
CenturyTel, Inc.	3,037	100
Ciena Corp.*	12,915	22
Citizens Communications Co.*	7,570	98
Comverse Technology, Inc.*	4,460	112
Corning, Inc.*	31,816	354
L-3 Communications Corp.*	2,599	184
Lucent Technologies, Inc.*	100,004	275
Motorola, Inc.	55,336	828
Nextel Communications, Inc.*	25,429	723
Qualcomm, Inc.+	37,144	1,361
Qwest Communications International, Inc.*+	37,720	140
SBC Communications, Inc.	74,556	1,766
Scientific-Atlanta, Inc.	3,431	97
Sprint Corp.	33,357	759
Tellabs, Inc.*	10,426	76
Verizon Communications, Inc.	62,516	2,219

		11,121

Transportation & Related Services — 1.7%
Burlington Northern Santa Fe Corp.	8,539	460
CSX Corp.	4,866	203
Delta Air Lines, Inc.*+	3,155	13
FedEx Corp.	6,800	639
Norfolk Southern Corp.	9,034	335
Ryder Systems, Inc.	1,446	60
Southwest Airlines Co.	16,627	237
Union Pacific Corp.+	5,890	411
United Parcel Service, Inc.	25,260	1,837

		4,195

Waste Management — 0.2%
Allied Waste Industries, Inc.*	6,124	45
Waste Management, Inc.	12,830	370

		415

Wholesale Distributor — 0.0%
Grainger (W.W.), Inc.	1,882	117

TOTAL COMMON STOCKS (Cost $270,857)		243,016

REAL ESTATE INVESTMENT TRUSTS — 0.5%

Apartments — 0.2%
Apartment Investment & Management Co.	2,158	80
Archstone-Smith Trust	4,509	154
Equity Residential Properties Trust	6,381	206

		440

Industrial — 0.1%
Prologis	4,150	154

Office Property — 0.1%
Equity Office Properties Trust	9,100	274

Regional Malls — 0.1%
Simon Property Group, Inc.	4,991	302

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,029)		1,170

RIGHTS — 0.0%

Seagate Tax Refund Rights~
(Cost $0)	4,100	0

SHORT-TERM INVESTMENTS — 1.1%

BlackRock Provident Institutional Funds — TempCash
(Cost $2,775)	2,775,096	2,775

	Par (000)

U.S. TREASURY OBLIGATIONS — 0.2%

U.S. Treasury Bills — 0.2%
U.S. Treasury Bills
2.260%, 05/12/05^^	320	319
2.260%, 05/12/05^^	105	105
1.990%, 04/07/05^^	85	85

TOTAL U.S. TREASURY OBLIGATIONS (Cost $509)		509

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Concluded)
 The Index 500 Fund

		Value
		(000)

TOTAL INVESTMENTS — 99.9% (Cost $275,170) (a)		$247,470
	Par
	(000)

SECURITIES LENDING COLLATERAL — 19.0%

Banco Santander CD 2.720%, 04/07/05	1,497	1,497
Chase DEL TD 2.843%, 04/01/05	2,265	2,265
Countrywide CP 2.816%, 04/27/05	1,745	1,745
Countrywide CP 2.826%, 04/28/05	569	569
EuroHypo CD 2.780%, 04/18/05	5,549	5,549
Falcon Asset Security ABCP 2.770%, 04/15/05	86	86
Fortis Bank CD 1.775%, 06/06/05	327	327
Goldman Sachs FRN 2.955%, 04/01/05	4,741	4,741
Institutional Money Market Trust 2.804%, 04/01/05	4,084	4,084
Lehman Brothers FRN 2.935%, 04/01/05	2,317	2,317
Liberty ST ABCP 2.800%, 04/22/05	4,292	4,292
Merrill Lynch Master Note 2.975%, 04/01/05	440	440
Morgan Stanley FRN 2.820%, 04/01/05	1,928	1,928
Morgan Stanley FRN 2.840%, 04/01/05	1,059	1,059
Natexis Banques FRN 2.925%, 04/01/05	2,288	2,288
Nordeutschelndesbk CP 2.805%, 04/18/05	3,648	3,648
Sedna Finance Corp. FRN 2.780%, 04/15/05	4,590	4,590
S E Banken FRN 2.800%, 04/17/05	112	112
Societe Generale TD 2.875%, 04/01/05	1,836	1,836
Thames ABCP 2.800%, 04/20/05	3,691	3,691

TOTAL SECURITIES LENDING COLLATERAL (Cost $47,064)		47,064

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.9)%		(46,893)

NET ASSETS APPLICABLE TO 30,382,230 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$247,641

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$8.15

* Non-Income Producing Security

^^ Market value held as collateral for the open futures contract.

~ Rights were valued in accordance with the fair valuation procedures approved by the Board of Trustees and are considered to have no value.

+ Security position is either entirely or partially on loan at March 31, 2005.

ABCP — Asset Backed Commercial Paper

CD — Certificate of Deposit

CP — Commercial Paper

FRN — Floating Rate Note

TD — Time Deposit

(a) At March 31, 2005, the cost for Federal income tax purposes was $275,352,733. Net unrealized depreciation was $27,882,204. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $45,308,632 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $73,190,836.

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Mid Cap Growth Fund

	Number	Value
	of Shares	(000)

COMMON STOCKS — 99.1%

Advertising — 1.1%
Monster Worldwide, Inc.*	26,320	$738

Automobiles & Related — 0.8%
Goodrich Corp.	9,100	348
Polaris Industries Inc.	3,360	236

		584

Banking — 3.4%
City National Corp.	5,700	398
Northern Trust Corp.	11,940	519
Silicon Valley Bancshares*	11,200	493
Sovereign Bancorp, Inc.	19,610	435
UCBH Holdings, Inc.	12,980	518

		2,363

Broadcast/Media — 1.6%
Avid Technology, Inc.*+	13,060	707
Sirius Satellite Radio, Inc.*	66,520	374

		1,081

Chemicals — 1.4%
Lyondell Chemical Co.	20,300	567
Praxair, Inc.	8,150	390

		957

Computer — Internet — Communications — 0.9%
Getty Images, Inc.*	3,390	241
Overstock.com, Inc.*+	8,310	357

		598

Computer — Internet Services & Software — 5.3%
CheckFree Corp.*+	19,840	809
CNET Networks, Inc.*+	51,210	483
Ixia*	14,970	266
Macromedia, Inc.*	22,920	768
Openwave Systems, Inc.*	28,850	352
VeriSign, Inc.*+	35,310	1,013

		3,691

Computer — Network Products & Services — 1.0%
F5 Networks Inc.*+	14,160	715

Computer Services & Software — 4.8%
CDW Corp.	13,730	778
Citrix Systems, Inc.*+	24,980	595
Cognizant Technology Solutions, Inc.*	18,960	876
Cognos, Inc.*	6,890	289
Mercury Interactive Corp.*+	16,150	765

		3,303

Computers & Office Equipment — 2.7%
Apple Computer, Inc.*+	44,740	1,864

Consumer Products — 1.7%
Clorox Co.+	8,500	535
Fortune Brands, Inc.	7,840	632

		1,167

Containers — 0.5%
Owens-Illinois, Inc.*	14,170	356

Diversified Operations — 1.9%
Fisher Scientific International, Inc.*	16,820	958
Pentair, Inc.	8,470	330

		1,288

Electrical Equipment — 0.4%
American Power Conversion Corp.	10,690	279

Electronic Components — 0.9%
AMETEK, Inc.	15,380	619

Electronic Components & Semiconductors — 8.5%
Altera Corp.*+	53,480	1,058
Amkor Technology, Inc.*	41,720	161
Benchmark Electronics, Inc.+	13,330	424
Integrated Device Technology, Inc.*	32,450	391
KLA-Tencor Corp.+	19,190	883
Lam Research Corp.*+	21,760	628
Marvell Technology Group Ltd.*+	18,240	699
National Semiconductor Corp.	29,800	614
Novellus Systems, Inc.*	19,090	510
PMC-Sierra, Inc.*	61,580	542

		5,910

Energy Resources & Services — 2.4%
AES Corp.*	35,590	583
Peabody Energy Corp.	7,140	331
Questar Corp.	12,220	724

		1,638

Entertainment & Leisure — 1.3%
DreamWorks Animation SKG, Inc.*	12,100	493
Scientific Games Corp.*	18,830	430

		923

Finance — 4.5%
Affiliated Managers Group, Inc.*+	7,845	487
Global Payments, Inc.+	9,070	585
Jefferies Group, Inc.	7,400	279
Legg Mason, Inc.+	5,660	442
SEI Investments Co.	12,240	442
T. Rowe Price Group, Inc.	14,770	877

		3,112

Food & Beverages — 1.2%
Constellation Brands, Inc.*	9,400	497
Hershey Foods Corp.	5,930	359

		856

Healthcare — 4.4%
Centene Corp.*	10,750	322
Community Health Systems, Inc.*	16,160	564
Manor Care, Inc.	10,480	381
Medco Health Solutions, Inc.*+	12,300	610
PacifiCare Health Systems, Inc.*+	10,700	609
Cooper Compaines, Inc.	7,580	553

		3,039

Hospitals — 0.1%
Triad Hospitals, Inc.*	1,050	53

Hotels & Gaming — 3.1%
MGM Mirage*	10,930	774
Station Casinos, Inc.	8,510	575
WMS Industries, Inc.*+	11,430	322
Wynn Resorts, Ltd.*	7,400	501

		2,172

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
 The Mid Cap Growth Fund

	Number	Value
	of Shares	(000)

Hotels & Resorts — 3.4%
Host Marriott Corp.+	31,080	$515
Marriott International, Inc.	18,060	1,207
Starwood Hotels & Resorts Worldwide, Inc.	9,860	592

		2,314

Human Resources — 1.0%
Robert Half International, Inc.	24,910	672

Insurance — 2.1%
WellPoint, Inc.*	11,390	1,428

Machinery & Heavy Equipment — 0.8%
Rockwell Automation, Inc.	10,210	578

Manufacturing — 1.2%
Roper Industries, Inc.	13,090	857

Medical Services & Equipment — 7.5%
C.R. Bard, Inc.	16,100	1,096
Bausch & Lomb, Inc.	9,510	697
Biomet, Inc.	30,760	1,117
Dade Behring Holdings, Inc.*	6,720	396
Genzyme Corp.*	15,040	861
Inamed Corp.*	7,070	494
Laboratory Corp. of America Holdings*	10,350	499

		5,160

Medical Supplies & Equipment — 2.9%
Advanced Medical Optics, Inc.*	11,120	403
Kinetic Concepts, Inc.*	5,730	342
Patterson Dental Co.*	12,280	613
Sepracor, Inc.*	10,710	615

		1,973

Metal Components & Products — 1.4%
Allegheny Technologies, Inc.	21,990	530
Precision Castparts Corp.	5,540	427

		957

Metals & Mining — 0.5%
Joy Global, Inc.	9,690	340

Oil & Gas — 5.7%
Diamond Offshore Drilling, Inc.	9,710	484
Ensco International, Inc.	11,020	415
Grant Prideco, Inc.*	27,330	660
National-Oilwell Varco, Inc.*	13,040	609
Range Resources Corp.	23,410	547
Tidewater, Inc.	8,870	345
Ultra Petroleum Corp.*	6,830	347
XTO Energy, Inc.	16,630	546

		3,953

Pharmaceuticals — 0.4%
MGI Pharma, Inc.*	12,110	306

Photography Equipment & Supplies — 0.8%
Cymer, Inc.*+	20,890	559

Restaurants — 2.2%
P.F. Chang’s China Bistro, Inc.*+	6,280	375
Yum! Brands, Inc.	21,750	1,127

		1,502

Retail — 8.0%
Bed Bath & Beyond, Inc.*+	24,310	888
Chico’s FAS, Inc.*+	35,820	1,012
Coach, Inc.*	21,980	1,245
Dollar Tree Stores, Inc.*+	13,550	389
Nordstrom, Inc.	6,740	373
Urban Outfitters, Inc.*	11,730	563
Whole Foods Market, Inc.	5,000	511
Williams-Sonoma, Inc.*	14,230	523

		5,504

Security Technology — 0.7%
Cogent Inc.*	18,250	460

Services — Commercial — 1.0%
Alliance Data Systems Corp.*+	17,350	701

Telecommunications — 3.6%
Alamosa Holdings, Inc.*	46,580	544
Amdocs Limited*	17,390	494
Comverse Technology, Inc.*	37,320	941
NII Holdings, Inc.*+	9,110	524

		2,503

Textiles & Apparel — 0.5%
The Warnaco Group, Inc.*	12,960	312

Transportation & Related Services — 1.5%
Southwest Airlines Co.	31,400	447
Yellow Roadway Corp.*	10,240	600

		1,047

TOTAL COMMON STOCKS (Cost $58,096)		68,432

SHORT-TERM INVESTMENTS — 1.0%

BlackRock Provident Institutional Funds — TempCash (Cost $687)	687,246	687

TOTAL INVESTMENTS — 100.1% (Cost $58,783) (a)		69,119

	Par	Value
	(000)	(000)

SECURITIES LENDING COLLATERAL — 24.4%

Banco Santander CD 2.720%, 04/07/05	1,155	1,155
Chase DEL TD 2.843%, 04/01/05	362	1,052
CIBC Yankee CD 1.720%, 05/25/05	1,228	1,228
Countrywide CP 2.816%, 04/27/05	464	464
Falcon Asset Security ABCP 2.770%, 04/15/05	471	471
Fortis Bank CD 1.775%, 06/06/05	477	477
Institutional Money Market Trust 2.804%, 04/01/05	3,014	3,014
Lehman Brothers FRN 2.935%, 04/01/05	839	839

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Concluded)
The Mid Cap Growth Fund

	Par	Value
	(000)	(000)

Liberty ST ABCP 2.800%, 04/22/05	83	$83
Merrill Lynch Master Note 2.975%, 04/01/05	362	362
Morgan Stanley FRN 2.820%, 04/01/05	867	867
Natexis Banques FRN 2.925%, 04/01/05	33	33
Nordeutschelndesbk CP 2.805%, 04/18/05	2,651	2,651
Sedna Finance Corp. FRN 2.780%, 04/15/05	981	981
Societe Generale TD 2.875%, 04/01/05	1,509	1,510
Thames ABCP 2.800%, 04/20/05	1,650	1,650

TOTAL SECURITIES LENDING COLLATERAL (Cost $16,837)		16,837

LIABILITIES IN EXCESS OF OTHER ASSETS — (24.5)%		(16,926)

NET ASSETS APPLICABLE TO 10,027,138 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$69,030

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$6.88

* Non-Income Producing Security

+ Security position is either entirely or partially on loan at March 31, 2005.

ABCP — Asset Backed Commercial Paper

CD — Certificate of Deposit

CP — Commercial Paper

FRN — Floating Rate Note

TD — Time Deposit

(a) At March 31, 2005, the cost for Federal income tax purposes was $58,832,609. Net unrealized appreciation was $10,285,933. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,447,161 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,161,228.

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Mid Cap Value Fund

	Number	Value
	of Shares	(000)

COMMON STOCKS — 99.0%

Automobiles & Related — 10.5%
Advance Auto Parts, Inc.*	37,800	$1,906
AutoNation, Inc.*	30,400	576
BorgWarner, Inc.	47,300	2,303
Briggs & Stratton Corp.	40,400	1,471
Lear Corp.+	54,600	2,422
Renters Choice, Inc.*	65,200	1,781

		10,459

Banking — 11.5%
Astoria Financial Corp.	59,850	1,514
Commerce Bancorp, Inc.+	68,400	2,221
First Horizon National Corp.	57,400	2,341
IndyMac Bancorp, Inc.	66,800	2,271
North Fork Bancorp, Inc.	87,295	2,422
TCF Financial Corp.	27,400	744

		11,513

Building Products & Supplies — 1.1%
MASCO Corp.	33,000	1,144

Computer Services & Software — 2.3%
Computer Associates International, Inc.	83,700	2,268

Computers & Office Equipment — 2.9%
Western Digital Corp.*	229,300	2,924

Consumer Products — 6.6%
Reebok International, Ltd.	47,500	2,105
V.F. Corp.	33,500	1,981
Whirlpool Corp.	37,400	2,533

		6,619

Finance — 9.8%
Ambac Financial Group, Inc.	29,200	2,183
Arch Capital Group Ltd.*	36,600	1,466
Bear Stearns Cos., Inc.	23,500	2,348
CIT Group, Inc.	63,900	2,428
Waddell & Reed Financial, Inc.	68,100	1,344

		9,769

Food & Beverages — 2.4%
Constellation Brands, Inc.*	19,300	1,020
Fresh Del Monte Produce, Inc.	44,100	1,346

		2,366

Healthcare — 10.3%
Coventry Health Care, Inc.*	45,600	3,106
Health Management Associates, Inc.	37,300	977
NBTY, Inc.*	73,800	1,852
Omnicare, Inc.	76,300	2,705
Triad Hospitals, Inc.*	20,100	1,007
Wellchoice, Inc.*	12,600	672

		10,319

Human Resources — 2.2%
Manpower, Inc.	51,000	2,220

Instruments — Controls — 2.0%
Johnson Controls, Inc.	35,900	2,002

Insurance — 11.9%
Endurance Specialty Holdings Ltd.	21,900	828
Jefferson-Pilot Corp.	9,900	486
PartnerRe Ltd.	32,200	2,080
The PMI Group, Inc.	58,400	2,220
Radian Group, Inc.	49,100	2,344
RenaissanceRe Holdings Ltd.	46,000	2,148
WellPoint, Inc.*	14,400	1,805

		11,911

Machinery & Heavy Equipment — 5.4%
Black & Decker Corp.	17,100	$1,351
Ingersoll-Rand Co.	19,800	1,577
SPX Corp.*	57,100	2,471

		5,399

Oil & Gas — 5.1%
Sunoco, Inc.	20,000	2,070
XTO Energy, Inc.	92,542	3,039

		5,109

Restaurants — 2.7%
Darden Restaurants, Inc.	32,300	991
Ruby Tuesday, Inc.+	70,400	1,710

		2,701

Retail — 10.4%
AutoZone, Inc.*+	29,600	2,537
Dollar Tree Stores, Inc.*+	66,900	1,922
Foot Locker, Inc.	69,900	2,048
Liz Claiborne, Inc.	40,300	1,617
Pier 1 Imports, Inc.	124,400	2,268

		10,392

Textiles & Apparel — 1.9%
Mohawk Industries, Inc.*+	16,900	1,425
The Timberland Company	6,700	475

		1,900

TOTAL COMMON STOCKS (Cost $84,645)		99,015

SHORT-TERM INVESTMENTS — 1.0%

BlackRock Provident Institutional Funds — FedFund	499,332	499
BlackRock Provident Institutional Funds — TempFund	499,332	499

TOTAL SHORT-TERM INVESTMENTS (Cost $998)		998

TOTAL INVESTMENTS — 100.0% (Cost $85,644) (a)		100,013

	Par	Value
	(000)	(000)

SECURITIES LENDING COLLATERAL — 9.8%

Banco Santander PR CD VAR RT 2.72%, 04/0/05	1,513	1,513
Chase DEL TD 2.843%, 04/01/05	122	122
Goldman Sachs FRN 2.955%, 04/01/05	792	792
Institutional Money Market Trust 2.804%, 04/01/05	4,164	4,164
Lehman Bros FRN 2.935%, 04/01/05	585	585
Merrill Lynch Master Note 2.975%, 04/01/05	480	480
Societe Generale TD 2.875%, 04/01/05	1,998	1,998
Thams ABCP 2.800%, 04/20/05	138	138

TOTAL SECURITIES LENDING COLLATERAL (Cost $9,792)		9,792

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)(Concluded)
The Mid Cap Value Fund

	Number	Value
	of Shares	(000)

LIABILITES IN EXCESS OF OTHER ASSETS — (9.8)%		$(9,844)

NET ASSETS APPLICABLE TO 7,212,808 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$99,961

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$13.86

*	Non-Income Producing Security

+	Security position is either entirely or partially on loan at March 31, 2005.

ABCP — Asset Backed Commercial Paper
CD VAR RT — Certificate of Deposit Variable Rate
FRN — Floating Rate Note
TD — Time Deposit

(a) At March 31, 2005, the cost for Federal income tax purposes was $85,800,619. Net unrealized appreciation was $14,212,317. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,295,186 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,082,869.

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Large Cap Growth Fund

	Number of	Value
	Shares	(000)

COMMON STOCKS — 95.6%

Advertising — 3.1%
Omnicom Group, Inc.	8,500	$752

Automobiles & Related — 3.1%
Harley-Davidson, Inc.	12,900	745

Banking — 2.1%
Fifth Third Bancorp	11,963	514

Chemicals — 4.4%
Ecolab, Inc.	10,300	341
Praxair, Inc.	14,800	708

		1,049

Computer — Network Products & Services — 3.2%
Cisco Systems, Inc.*	43,500	778

Computer Services & Software — 5.9%
Microsoft Corp.	25,800	624
Oracle Corp.*	63,900	797

		1,421

Computers & Office Equipment — 3.0%
Dell, Inc.*	19,000	730

Diversified Operations — 4.7%
General Electric Co.	10,200	368
Illinois Tool Works, Inc.	8,500	761

		1,129

Electronic Components & Semiconductors — 6.9%
Intel Corp.	35,100	815
Texas Instruments, Inc.	32,600	831

		1,646

Finance — 8.7%
MBNA Corp.	30,300	744
SLM Corp.	16,600	827
State Street Corp.	11,700	512

		2,083

Food & Beverages — 2.7%
Sysco Corp.	17,900	641

Instruments — Controls — 2.2%
Johnson Controls, Inc.	9,500	530

Insurance — 5.5%
Aflac, Inc.	16,000	596
American International Group, Inc.	13,000	720

		1,316

Machinery & Heavy Equipment — 2.6%
Dover Corp.	16,600	627

Medical Services & Equipment — 9.9%
Amgen, Inc.*	7,900	460
Cardinal Health, Inc.	14,400	803
Medtronic, Inc.	15,400	785
Zimmer Holdings, Inc.*	4,300	335

		2,383

Pharmaceuticals — 4.7%
Gilead Sciences, Inc.*	13,800	494
Pfizer, Inc.	24,060	632

		1,126

Restaurants — 2.4%
Starbucks Corp.*	11,200	579

Retail — 11.9%
Dollar General Corp.	21,500	471
Home Depot, Inc.	9,800	375
Kohl’s Corp.*	15,800	816
TJX Cos., Inc.	24,500	603
Walgreen Co.	13,100	582

		2,847

Services — Commercial — 2.9%
Cintas Corp.	17,000	702

Telecommunications — 3.2%
Qualcomm, Inc.	21,100	773

Transportation & Related Services — 2.5%
Southwest Airlines Co.	41,900	597

TOTAL COMMON STOCKS (Cost $22,324)		22,968

SHORT-TERM INVESTMENTS — 4.4%

BlackRock Provident Institutional Funds — TempCash	530,435	531
BlackRock Provident Institutional Funds — TempFund	530,427	530

TOTAL SHORT-TERM INVESTMENTS (Cost $1,061)		1,061

TOTAL INVESTMENTS — 100.0% (Cost $23,385) (a)		24,029

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(2)

NET ASSETS APPLICABLE TO 2,358,952 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$24,027

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$10.19

*	Non-Income Producing Security

(a) At March 31, 2005, the cost for Federal income tax purposes was $23,414,412. Net unrealized appreciation was $614,809. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,376,604 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $761,795.

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Strategic Value Fund

	Number	Value
	of Shares	(000)

COMMON STOCKS — 93.5%

Advertising — 1.5%
Interpublic Group of Cos., Inc.*	41,500	$510

Agricultural Products — 7.5%
Archer-Daniels Midland Co.	26,400	649
Monsanto Co.	10,600	684
Potash Corp. of Saskatchewan, Inc.	6,800	595
The Mosaic Co.*	36,100	616

		2,544

Automobiles & Related — 3.7%
Dana Corp.	39,500	505
Genuine Parts Co.	17,000	740

		1,245

Broadcast/Media — 0.9%
Westwood One, Inc.*	15,800	322

Chemicals — 4.3%
Crompton Corp.	36,200	528
Eastman Chemical Co.	15,500	915

		1,443

Computer — Internet Services & Software — 1.5%
McAfee, Inc.*	22,300	503

Computer Services & Software — 4.5%
Cadence Design Systems, Inc.*	36,600	547
Computer Sciences Corp.*	7,300	335
Sabre Group Holdings Corp.	11,600	254
Sybase, Inc.*	20,200	373

		1,509

Consumer Products — 2.6%
American Greetings Corp.	14,300	364
Newell Rubbermaid, Inc.	15,900	349
Tupperware Corp.	7,900	161

		874

Containers — 3.9%
Ball Corp.	15,400	639
Pactiv Corp.*	29,800	696

		1,335

Diversified Operations — 1.3%
Leggett & Platt, Inc.	14,800	427

Energy Resources & Services — 8.5%
Ameren Corp.	12,600	618
CMS Energy Corp.*	37,600	490
Hubbell, Inc.	12,600	644
NiSource, Inc.	23,700	540
Northeast Utilities, Inc.	23,400	451
Puget Energy, Inc.	5,900	130

		2,873

Food & Beverages — 1.6%
Dean Foods Co.*	10,200	350
Safeway, Inc.*	10,600	196

		546

Insurance — 12.6%
ACE Ltd.	2,400	99
Aetna, Inc.	9,600	720
Conseco, Inc.*	21,200	433
Everest Re Group Ltd.	6,800	579
Lincoln National Corp.	3,500	158
PartnerRe Ltd.	8,700	562
The PMI Group, Inc.	11,000	418
SAFECO Corp.	16,200	789
XL Capital Ltd.	6,800	492

		4,250

Machinery & Heavy Equipment — 3.3%
CNH Global N.V.	11,140	209
Cummins, Inc.	6,100	429
Snap-On, Inc.	15,000	477

		1,115

Medical Services & Equipment — 1.8%
Bausch & Lomb, Inc.	8,400	616

Metal Components & Products — 1.7%
Timken Co.	21,600	591

Oil & Gas — 9.0%
EOG Resources, Inc.	13,900	678
GlobalSantaFe Corp.	18,100	670
Halliburton Co.	20,000	865
Pride International, Inc.*	25,300	628
Southwest Gas Corp.	8,600	208

		3,049

Paper & Related Products — 4.5%
Bowater, Inc.	7,100	268
Georgia-Pacific Corp.	19,676	698
MeadWestvaco Corp.	17,700	563

		1,529

Pharmaceuticals — 3.3%
Caremark Rx, Inc.*	9,200	366
King Pharmaceuticals, Inc.*	43,900	365
Mylan Laboratories, Inc.	21,300	377

		1,108

Printing & Publishing — 2.9%
Donnelley (R.R.) & Sons Co.	20,252	641
R.H. Donnelley Corp.*	6,100	354

		995

Restaurants — 1.6%
Brinker International, Inc.*	9,900	359
Yum! Brands, Inc.	3,300	170

		529

Retail — 7.3%
Albertson’s, Inc.	7,500	155
Federated Department Stores, Inc.	3,600	229
Foot Locker, Inc.	24,100	706
May Department Stores Co.	11,200	415
OfficeMax, Inc.	10,300	345
Payless ShoeSource, Inc.*	14,600	231
SUPERVALU, Inc.	3,400	113
Tommy Hilfiger Corp.*	24,900	290

		2,484

Telecommunications — 2.0%
Avaya, Inc.*	29,000	339
CenturyTel, Inc.	10,600	347

		686

Wholesale Distributor — 1.7%
Grainger (W.W.), Inc.	9,200	572

TOTAL COMMON STOCKS (Cost $25,863)		31,655

REAL ESTATE INVESTMENT TRUSTS — 2.9%

Healthcare — 1.2%
Health Care Property Investors, Inc.	3,900	92
Healthcare Realty Trust, Inc.	8,400	306

		398

Hotels & Resorts — 1.7%
Host Marriott Corp.	34,300	568

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $739)		966

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Concluded)
The Strategic Value Fund

	Number	Value
	of Shares	(000)

SHORT-TERM INVESTMENTS — 4.0%

BlackRock Provident Institutional Funds — TempCash	674,114	$674
BlackRock Provident Institutional Funds — TempFund	674,114	674

TOTAL SHORT-TERM INVESTMENTS (Cost $1,348)		1,348

TOTAL INVESTMENTS — 100.4% (Cost $27,950)		33,969

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(119)

NET ASSETS APPLICABLE TO 2,623,496 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$33,850

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$12.90

*	Non-Income Producing Security

(a) At March 31, 2005, the cost for Federal income tax purposes was $28,022,362. Net unrealized appreciation was $5,947,034. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,581,212 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $634,178.

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Reit Fund

	Number of	Value
	Shares	(000)

REAL ESTATE INVESTMENT TRUSTS (REITS) — 96.1%

Apartments — 11.9%
BRE Properties, Inc.	16,400	$579
Equity Residential Properties Trust	46,400	1,495
GMH Communities Trust	27,900	327
Home Properties, Inc.	18,500	718
United Dominion Realty Trust, Inc.	27,900	582

		3,701

Automobiles & Related — 2.2%
Capital Automotive Trust	20,600	682

Diversified — 12.6%
Colonial Properties Trust	9,300	357
Duke Realty Corp.	24,000	716
Lexington Corporate Properties Trust	17,700	388
Vornado Realty Trust	24,800	1,718
Washington Real Estate Investment Trust	10,400	299
Weingarten Realty Investors	12,600	435

		3,913

Hotels & Gaming — 0.6%
Strategic Hotel Capital, Inc.	12,500	184

Hotels & Resorts — 13.4%
Equity Lifestyle Properties, Inc.	12,400	437
Host Marriott Corp.	75,300	1,247
Lasalle Hotel Properties	20,652	600
Orient-Express Hotels Ltd	6,800	177
Starwood Hotels & Resorts Worldwide, Inc.	28,500	1,711

		4,172

Industrial — 3.8%
Eastgroup Properties, Inc.	8,500	320
Prologis	23,500	872

		1,192

Local Retail — 7.4%
Developers Diversified Realty Corp.	22,600	899
Pan Pacific Retail Properties, Inc.	18,964	1,076
Realty Income Corp.	14,000	320

		2,295

Office Property — 19.3%
Alexandria Real Estate Equities Inc.	8,700	560
Arden Realty, Inc.	18,200	616
BioMed Realty Trust, Inc.	16,600	342
Boston Properties, Inc.	23,600	1,422
Brookfield Properties Corp.	24,300	936
Equity One, Inc.	13,800	284
HRPT Properties Trust	38,300	456
Liberty Property Trust	13,700	535
Mack-Cali Realty Corp.	13,100	555
Prentiss Properties Trust	8,500	290

		5,996

Regional Malls — 11.3%
CBL & Associates Properties, Inc.	7,900	565
Simon Property Group, Inc.	42,600	2,581
Tanger Factory Outlet Centers, Inc.	17,500	385

		3,531

Residential Construction — 2.4%
Avalonbay Communities, Inc.	11,200	749

Retail — 5.7%
PS Business Parks, Inc.	15,400	620
Regency Centers Corp.	24,600	1,172

		1,792

Storage — 5.5%
Public Storage, Inc.	24,615	1,402
U-Store-It Trust	17,900	311

		1,713

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $26,645)		29,920

SHORT-TERM INVESTMENTS — 3.1%

BlackRock Provident Institutional Funds — TempCash	486,729	487
BlackRock Provident Institutional Funds — TempFund	486,740	487

TOTAL SHORT-TERM INVESTMENTS (Cost $974)		974

TOTAL INVESTMENTS — 99.2% (Cost $27,619) (a)		30,894

OTHER ASSETS IN EXCESS OF LIABILITES — 0.8%		241

NET ASSETS APPLICABLE TO 2,334,846 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$31,135

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$13.33

(a) At March 31, 2005, the cost for Federal income tax purposes was $27,628,787. Net unrealized appreciation was $3,264,843. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,489,344 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $224,501.

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Money Market Fund

	Par	Value
	(000)	(000)

COMMERCIAL PAPER — 26.0%

Banking — 5.5%
Barclay Bank Plc
2.680%, 04/27/05	$1,660	$1,657
Societe Generale
2.750%, 04/01/05	3,000	3,000

		4,657

Cosmetics & Toiletries — 3.5%
Procter And Gamble
2.630%, 04/08/05	3,000	2,999

Finance — 10.0%
American Honda Finance
2.630%, 04/19/05	1,000	999
2.650%, 04/18/05	1,500	1,498
Goldman Sachs Group, Inc.
2.800%, 04/08/05	3,000	2,998
UBS Finance
2.740%, 04/04/05	3,000	2,999

		8,494

Food & Beverages — 2.0%
PepsiCo, Inc.
2.720%, 04/14/05	1,650	1,648

Pharmaceuticals — 3.5%
Pfizer, Inc.
2.550%, 04/05/05	3,000	2,999

Telecommunications — 1.5%
SBC Communications, Inc.
2.790%, 04/12/05	1,250	1,249

TOTAL COMMERICAL PAPER (Cost $22,046)		22,046

CORPORATE BONDS — 52.9%

Banking — 5.0%
Abbey National Plc
6.690%, 10/17/05	1,000	1,017
Bank of America Corp.
6.375%, 05/15/05	325	327
7.250%, 09/15/05	250	254
7.875%, 05/16/05	230	232
First Bank N.A.
7.300%, 08/15/05	1,000	1,016
Wachovia Corp.
6.800%, 06/01/05	1,180	1,188
6.875%, 09/15/05	200	203

		4,237

Chemicals — 1.9%
Air Products & Chemicals, Inc.
7.375%, 05/01/05	1,600	1,606

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co.
4.000%, 04/30/05	100	100

Diversified Operations — 0.3%
Allied-Signal
6.125%, 07/01/05	125	126
Honeywell International, Inc.
2.539%, 08/01/05**	150	149

		275

Energy Resources & Services — 2.2%
Emerson Electric Co.
7.875%, 06/01/05	1,630	1,644
National Rural Utilities Cooperative Finance Corp.
6.125%, 05/15/05	250	251

		1,895

Finance — 21.8%
American General Corp.
6.750%, 06/15/05	220	222
7.750%, 04/01/05	125	125
American General Finance Corp.
5.875%, 12/15/05	115	117
7.250%, 05/15/05	1,125	1,131
AT&T Capital Corp.
6.600%, 05/15/05	150	151
CIT Group Inc.
7.625%, 08/16/05	152	154
Citigroup, Inc.
4.125%, 06/30/05	526	527
6.125%, 12/01/05	500	508
6.200%, 05/16/05	875	879
6.625%, 06/15/05	106	107
7.625%, 05/01/05	30	30
General Electric Capital Corp.
7.500%, 05/15/05	2,000	2,012
8.850%, 04/01/05	383	383
Goldman Sachs Group, Inc.
7.250%, 10/01/05	300	306
Heller Financial Inc
8.000%, 06/15/05	200	202
Household Finance Corp.
7.125%, 09/01/05	100	102
8.000%, 05/09/05	880	885
International Lease Finance Corp.
5.120%, 06/01/05	1,000	1,003
Lehman Brothers Holdings, Inc.
11.625%, 05/15/05	800	808
Morgan Stanley
7.750%, 06/15/05	1,285	1,297
Santander Financial Issuances
6.800%, 07/15/05	190	192
7.875%, 04/15/05	500	501
Tennessee Valley Authority
6.375%, 06/15/05	150	151
Toyota Motor Credit Co.
2.585%, 01/25/06	3,000	3,000
Washington Mutual, Inc.
8.250%, 06/15/05	765	773

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Continued)
The Money Market Fund

	Par	Value
	(000)	(000)

Finance — (continued)
Wells Fargo Financial, Inc.
7.500%, 04/15/05	$2,730	$2,735
7.600%, 05/03/05	170	171

		18,472

Food & Beverages — 7.2%
Coca-Cola Co.
4.000%, 06/01/05	2,125	2,129
Sysco Corp.
4.750%, 07/30/05	2,200	2,213
6.500%, 06/15/05	200	202
Unilever Capital Corp.
6.875%, 11/01/05	1,484	1,514

		6,058

Insurance — 3.9%
Allstate Corp.
7.875%, 05/01/05	1,659	1,666
MetLife, Inc.
3.911%, 05/15/05	1,600	1,602

		3,268

Oil & Gas — 3.4%
BP Capital Markets Plc
4.000%, 04/29/05	1,050	1,051
4.625%, 05/27/05	1,857	1,861

		2,912

Pharmaceuticals — 0.1%
Abbott Laboratories
6.800%, 05/15/05	104	105

Retail — 3.5%
Wal-Mart Stores, Inc.
4.150%, 06/15/05	3,000	3,009

Telecommunications — 3.5%
BellSouth Corp.
6.500%, 06/15/05	2,000	2,015
Verizon Communications, Inc.
6.125%, 07/15/05	200	202
Verizon Wireless Capital LLC
2.930%, 05/23/05	750	750

		2,967

TOTAL CORPORATE BONDS (Cost $44,904)		44,904

MEDIUM TERM NOTES — 0.4%

Banking — 0.1%
U.S. Bancorp
4.750%, 06/30/05	100	101

Finance — 0.2%
Caterpillar Financial Services Corp.
4.750%, 04/15/05	30	30
Household Finance Corp.
5.150%, 08/15/05	100	101

		131

Telecommunications — 0.1%
SBC Communications, Inc.
7.500%, 04/26/05	100	100

TOTAL MEDIUM TERM NOTES (Cost $332)		332

VARIABLE RATE DEMAND NOTES ***— 15.8%

Healthcare — 2.1%
Barton Healthcare, LLC
2.870%, 04/06/05	255	255
Fairview Hospital & Healthcare Services
2.860%, 04/07/05*	400	400
St. Francis Healthcare Foundation
3.380%, 04/06/05*	1,085	1,085

		1,740

Municipal Bonds — 11.4%
Berks County, PA, Industrial Development Authority
2.980%, 04/06/05*	455	455
Bloomfield, NM
2.870%, 04/06/05*	600	600
Columbia County, GA Development Authority
2.820%, 04/06/05*	900	900
Espanola, NM
2.870%, 04/06/05*	600	600
Harris County, TX, Sports Authority Special Revenue
2.880%, 04/07/05*	2,200	2,200
Illinois Development Finance Authority
2.870%, 04/06/05*	600	600
Montgomery County, PA Industrial Development Authority
2.980%, 04/06/05*	645	645
New York, NY — Subseries-A-9
2.850%, 04/06/05*	2,000	2,000
Philadelphia Authority-For Industrial Development-Marketplace
2.850%, 04/07/05*	1,060	1,060
Silver City, NM
2.870%, 04/06/05*	600	600

		9,660

Parking Facilities — 2.3%
Liliha Parking LP
3.380%, 04/06/05	1,960	1,960

TOTAL VARIABLE RATE DEMAND NOTES (Cost $13,360)		13,360

	Number
	Of Shares

SHORT-TERM INVESTMENTS — 4.0%

BlackRock Provident Institutional Funds-Tempfund	2,881,159	2,881
Evergreen Prime Cash Management Money Market Fund	540,703	541

TOTAL SHORT-TERM INVESTMENTS (Cost $3,422)		3,422

TOTAL INVESTMENTS — 99.1% (Cost $84,064) (a)		84,064

OTHER ASSETS IN EXCESS OF LIABILITES — 0.9%		$729

NET ASSETS APPLICABLE TO 84,794,039 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$84,793

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$1.00

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (Concluded)
The Money Market Fund

(a)	Cost for Federal income tax purposes.

*	The security is a taxable municipal issue enhanced by a bank letter of credit.

**	Effective Yield

***	The rate shown is the rate as of March 31, 2005, and the maturity is the next interest readjustment date.

Maturity	Market	% of
Schedule	Value (000)	Portfolio	(Cumulative )

1 — 7 days	$26,288	31.3%	31.3%
8 — 14 days	8,894	10.5%	41.8%
15 — 30 days	11,671	13.9%	55.7%
31 — 60 days	14,466	17.2%	72.9%
61 — 90 days	13,942	16.6%	89.5%
91 — 120 days	1,148	1.4%	90.9%
121 — 150 days	3,633	4.3%	95.2%
over 150 days	4,022	4.8%	100.0%

	$84,064	100.0%

Average Weighted Maturity — 41.48 days

See accompanying Note to Schedule of Investments

Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Quality Bond Fund

	Par	Value
	(000)	(000)

CORPORATE BONDS — 9.3%

Automobiles & Related — 0.6%
Ford Motor Co.
7.450%, 07/16/31+	1,000	$905

Computer Services & Software — 0.7%
Electronic Data Systems Corp.
7.450%, 10/15/29	1,000	1,069

Consumer Products — 0.7%
Cendant Corp.
7.125%, 03/15/15	1,000	1,117

Diversified Operations — 0.6%
Bombadier, Inc. 144A @
6.750%, 05/01/12	1,000	888

Electric — Integrated — 0.6%
TXU Corp. 144A @
6.550%, 11/15/34	1,000	948

Finance — 1.8%
CIT Group, Inc.
7.750%, 04/02/12	1,000	1,156
General Motors Acceptance Corp.
8.000%, 11/01/31	2,000	1,742

		2,898

Oil & Gas — 0.7%
Tennessee Gas Pipeline Co.
8.375%, 06/15/32	1,000	1,111

Paper & Related Products — 0.6%
Abitibi-Consolidated, Inc.
8.850%, 08/01/30	1,000	938

Photography Equipment & Supplies — 1.3%
Eastman Kodak Co.
6.375%, 06/15/06	1,000	1,020
7.250%, 11/15/13+	1,000	1,045

		2,065

Telecommunications — 1.7%
Sprint Capital Corp.
8.750%, 03/15/32	1,000	1,297
Tele-Communications, Inc.
9.875%, 06/15/22	1,000	1,408

		2,705

TOTAL CORPORATE BONDS (Cost $13,719)		14,644

U.S. TREASURY OBLIGATIONS — 6.1%

U.S. Treasury Inflation Indexed Notes
3.375%, 01/15/07+	7,000	8,845

U.S. Treasury Notes
5.750%, 11/15/05+	725	736

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,845)		9,581

AGENCY OBLIGATIONS — 79.7

Federal Home Loan Bank — 28.2%
2.400%, 04/01/05	33,500	$33,500
2.450%, 03/23/07	11,000	10,682

		44,182

Federal Home Loan Mortgage Corp. — 0.0%
5.500%**, 08/15/21++	862	58

Federal National Mortgage Association — 51.1%
2.625%, 10/01/07	10,000	9,644
3.500%, 04/01/34	5,614	5,461
5.000%**, 05/25/19++	6,793	331
5.000%, 04/01/34	10,000	9,775
5.500%, 04/01/34	15,000	15,019
6.000%, 03/01/33	4,481	4,586
6.500%, 01/01/28	176	183
6.500%, 01/01/29	481	502
6.500%, 01/01/33	441	459
6.500%, 02/01/31	146	152
6.500%, 02/01/32	132	137
6.500%, 02/01/33	459	477
6.500%, 03/01/33	295	306
6.500%, 04/01/28	127	132
6.500%, 04/01/32	677	704
6.500%, 04/01/34	15,000	15,563
6.500%, 05/01/31	170	177
6.500%, 05/01/33	405	421
6.500%, 06/01/31	28	29
6.500%, 06/01/32	166	173
6.500%, 06/01/33	1,425	1,479
6.500%, 06/01/34	311	323
6.500%, 07/01/32	298	309
6.500%, 07/01/34	385	399
6.500%, 08/01/29	33	34
6.500%, 08/01/31	18	19
6.500%, 08/01/32	448	467
6.500%, 08/01/34	420	436
6.500%, 09/01/31	70	73
6.500%, 09/01/32	295	307
6.500%, 10/01/32	400	415
6.500%, 10/01/34	289	300
6.500%, 11/01/31	457	475
6.500%, 11/01/32	652	677
6.500%, 11/01/32	302	313
6.500%, 11/01/33	410	426
6.500%, 12/01/34	290	301
7.000%, 02/01/31	287	303
7.000%, 02/01/32	196	206
7.000%, 03/01/30	327	345
7.000%, 05/01/29	246	260
7.000%, 05/01/32	783	826
7.000%, 07/01/28	397	419
7.000%, 07/01/31	257	271
7.000%, 08/01/31	556	586
7.000%, 09/01/31	261	275
7.000%, 12/01/32	5,373	5,662

		80,137

Government National Mortgage Association — 0.4%
9.000%, 10/15/30	397	439
9.000%, 11/15/30	214	236

		675

TOTAL AGENCY OBLIGATIONS (Cost $125,715)		125,052

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited) (concluded)
The Quality Bond Fund

	Par	Value
	(000)	(000)

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.5%

Bank of America Commercial Mortgage, Inc.
7.109%, 11/15/31	3,719	$3,901

Conseco Finance Securitizations Corp.
5.790%, 05/01/33	4,000	4,031
7.470%, 02/01/32	1,969	2,010
7.620%, 05/01/31	1,383	1,407
7.730%, 04/01/32	724	722

		8,170

GE Capital Commercial Mortgage Corp.
6.079%, 05/15/33	2,967	3,077

Green Tree Financial Corp.
5.760%, 11/01/18	256	258
6.080%, 12/01/30	351	357
7.240%, 11/15/28	785	276
7.330%, 04/01/31	2,618	2,687

		3,578

LB-UBS Commercial Mortgage Trust
5.401%, 03/15/26	2,443	2,485
6.058%, 06/15/20	3,379	3,508

		5,993

Morgan Stanley Capital I, Inc. 144A @
6.950%, 12/10/07	791	800

PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	2,672	2,762
7.520%, 07/15/08	629	661

		3,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,569)		28,942

ASSET BACKED SECURITIES — 1.5%

Illinois Power Special Purpose Trust
5.380%, 06/25/07	257	258
Railcar Leasing L.L.C.
7.125%, 01/15/13	2,000	2,153

TOTAL ASSET BACKED SECURITIES (Cost $2,265)		2,411

	Number
	of Shares

SHORT-TERM INVESTMENTS — 9.5%

BlackRock Provident Institutional Funds — TempFund	7,548,823	7,549
Evergreen Prime Cash Management Money Market Fund	7,350,019	7,350

TOTAL SHORT-TERM INVESTMENTS (Cost $14,899)		14,899

TOTAL INVESTMENTS — 124.6% (Cost $195,479) (a)		195,529

	Par	Value
	(000)	(000)

SECURITIES LENDING COLLATERAL — 7.5%

Bank of America Master Note 2.580%, 04/01/05	697	$697
Institutional Money Market Trust 2.804%, 04/01/05	1,258	1,259
Merrill Lynch Master Note 2.975%, 04/01/05	9,227	9,227
Societe Generale TD 2.875%, 04/01/05	630	630

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,813)		11,813

LIABILITIES IN EXCESS OF OTHER ASSETS — (32.1)%		(50,382)

NET ASSETS APPLICABLE TO 14,924,098 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$156,960

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$10.52

(a)	Cost for Federal income tax purposes.

+	Security position is either entirely or partially on loan at March 31, 2005.

++	IO — Interest Only Security

**	Effective Yield

@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Exchange Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, security is considered liquid.

TD — Time Deposit

See accompanying Note to Schedule of Investments

Penn Series Funds, Inc.
Schedule of Investments — march 31, 2005 (unaudited)
The Limited Maturity Bond Fund

	Par	Value
	(000)	(000)

U.S. TREASURY OBLIGATIONS — 19.1%

U.S. Treasury Inflation Indexed Notes — 6.2%
3.375%, 01/15/07+	3,000	$3,790

U.S. Treasury Notes — 12.9%
3.000%, 12/31/06+	5,000	4,937
4.625%, 05/15/06	3,000	3,036

		7,973

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,666)		11,763

AGENCY OBLIGATIONS — 67.7%

Federal Home Loan Bank — 31.6%
2.400%, 04/01/05	19,500	19,500

Federal National Mortgage Association — 35.5%
2.625%, 10/01/07	1,000	964
3.500%, 04/01/34	1,871	1,820
4.431%, 12/01/33	4,163	4,173
5.000%**, 01/25/12++	2,631	120
6.500%, 04/01/31	7,500	7,781
6.500%, 04/01/33	284	295
6.500%, 06/01/33	312	323
6.500%, 07/01/32	1,041	1,081
6.500%, 07/01/33	324	336
6.500%, 07/01/34	318	330
6.500%, 08/01/33	340	353
6.500%, 08/01/34	669	694
6.500%, 09/01/34	661	686
6.500%, 10/01/33	343	356
6.500%, 12/01/32	346	359
6.500%, 12/03/33	365	379
7.000%, 12/01/32	1,723	1,816

		21,866

Government National Mortgage Association — 0.6%
6.500%, 01/15/32	71	75
6.500%, 05/15/32	231	241
6.500%, 09/15/32	51	53

		369

TOTAL AGENCY OBLIGATIONS
(Cost $41,868)		41,735

COLLATERIALIZED MORTGAGE OBLIGATIONS — 17.2%

Asset Securitization Corp.
7.400%, 10/13/26	852	892

Bear Stearns Commercial Mortgage Securities
6.080%, 02/15/35	1,505	1,552

Conseco Finance Securitizations Corp.
5.790%, 04/01/24	1,000	1,008

GE Capital Commercial Mortgage Corp.
5.033%, 12/10/35	138	139
6.079%, 05/15/33	742	769

		908

Green Tree Financial Corp.
6.500%, 02/01/31	1,120	1,149
7.250%, 09/15/26	589	609
7.330%, 03/01/30	655	672
7.650%, 04/15/19	572	598

		3,028

LB-UBS Commercial Mortgage Trust
5.401%, 03/15/26	847	862
6.058%, 06/15/20	845	877

		1,739

Morgan Stanley Capital I, Inc.
5.020%, 10/15/35	789	$796

PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	668	690

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,711)		10,613

	Number of	Value
	Shares	(000)

SHORT-TERM INVESTMENTS — 8.3%

BlackRock Provident Institutional Funds — TempFund	2,965,432	2,965
Evergreen Prime Cash Management Money Market Fund	2,132,420	2,133

TOTAL SHORT-TERM INVESTMENTS (Cost $5,098)		5,098

TOTAL INVESTMENTS — 112.3% (Cost $69,143) (a)		69,209

	Par	Value
	(000)	(000)

SECURITIES LENDING COLLATERAL — 14.5%

Merrill Lynch Master Note 2.975%, 04/01/05	4,132	4,132
Bank of America Master Note 2.580%, 12/31/14	4,817	4,817

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,949)		8,949

LIABILITES IN EXCESS OF OTHER ASSETS — (26.8)%		(16,537)

NET ASSETS APPLICABLE TO 5,892,373 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$61,621

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$10.46

(a)	Cost for Federal income tax purposes.

+	Security position is either entirely or partially on loan at March 31,2005.

++	IO — Interest Only

**	Effective Yield

See accompanying Note to Schedule of Investments

     Investment Valuation:

     Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     Quality Bond, High Yield Bond, Growth Stock, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Small Cap Growth, Limited Maturity Bond, Index 500, Mid Cap Growth, Mid Cap Value, Large Cap Growth, Strategic Value and REIT Funds— Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

     Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors.

     The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

     Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange, purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Funds do not isolate the portion of realized and unrealized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. Such fluctuations are included with net realized and unrealized gain or loss from investments.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date May 25, 2005

By (Signature and Title)*	/s/ Thomas G. Rees
Thomas G. Rees, Treasurer
(principal financial officer)

Date May 24, 2005

*	Print the name and title of each signing officer under his or her signature.